October 30, 2019
Prospectus

Touchstone Strategic Trust

	Class A	Class C	Class Y	Institutional Class	Class R6
Touchstone Balanced Fund	SEBLX	SBACX	SIBLX
Touchstone International Equity Fund	SWRLX	SWFCX	SIIEX	TOIIX
Touchstone International Growth Opportunities Fund	TGGAX	TGGCX	TYGGX	DSMGX
Touchstone International Small Cap Fund	TNSAX	TNSCX	TNSYX	TNSIX
Touchstone Large Cap Focused Fund	SENCX	SCSCX	SICWX	SCRLX
Touchstone Large Cap Fund	TACLX	TFCCX	TLCYX	TLCIX
Touchstone Large Company Growth Fund	TSAGX	TCGLX	TLGYX	DSMLX
Touchstone Ohio Tax-Free Bond Fund	TOHAX	TOHCX	TOHYX	TOHIX
Touchstone Small Company Fund	SAGWX	SSCOX	SIGWX	TICSX	SSRRX
Touchstone Value Fund	TVLAX	TVLCX	TVLYX	TVLIX

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Touchstone Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from Touchstone Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on the Touchstone Funds’ website (TouchstoneInvestments.com/Resources), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through Touchstone Funds, visit TouchstoneInvestments.com/Resources/Edelivery or call Touchstone Funds toll-free at 1.800.543.0407. Your election to receive shareholder reports in paper will apply to all Touchstone Funds that you hold through your financial intermediary or directly with Touchstone.

TOUCHSTONE BALANCED FUND SUMMARY

The Fund’s Investment Goal

The Touchstone Balanced Fund (the “Fund”) seeks capital appreciation and current income.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 70 and 76, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

	Class A	Class C	Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None
Wire Redemption Fee*	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.53%	0.53%	0.53%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.31%	0.36%	0.35%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(1)	1.10%	1.90%	0.89%
Fee Waiver and/or Expense Reimbursement(2)	(0.08)%	(0.11)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.02%	1.79%	0.82%
___________________________________________
*The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.
(1)Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended June 30, 2019.
(2)Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.01%, 1.78%, and 0.81% of average daily net assets for Classes A, C, and Y shares, respectively.  This contractual expense limitation is effective through October 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
	Class A	Class C	Class Y	Class C
1 Year	$599	$282	$84	$182
3 Years	$825	$586	$277	$586
5 Years	$1,069	$1,016	$486	$1,016
10 Years	$1,766	$2,213	$1,090	$2,213

Portfolio Turnover.  The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund seeks to achieve its investment goal by investing primarily in a diversified portfolio of fixed-income and equity securities. The following table details, under normal circumstances, how the Fund generally expects to allocate its assets among equity and fixed-income, as of the date of this prospectus.

Allocations     Approximate Target Allocation
Equity          60%
Fixed-Income          40%

With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. These securities may be listed on an exchange or traded over-the-counter. Up to 35% of the Fund’s equity sleeve may be invested in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). The Fund may also invest in equity securities of emerging market countries.

With respect to fixed-income securities, the Fund will investment primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities. Fort Washington Investment Advisors, Inc., the Fund's sub-advisor ("Fort Washington"), primarily invests in investment-grade debt securities, but may invest up to 30% of the Fund's fixed-income sleeve in non-investment-grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization (“NRSRO”).  Non-investment-grade debt securities are often referred to as “junk bonds” and are considered speculative.

The Fund may engage in frequent and active trading as part of its principal investment strategies. Additionally, in order to implement its investment strategy, the Fund may invest in mortgage dollar-roll transactions, and in derivatives, including forwards, futures contracts, interest rate and credit default swap agreements, and options. Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. These investments may be used to gain or hedge market exposure, to adjust the Fund’s duration, to manage interest rate risk, and for any other purposes consistent with the Fund’s investment strategies and limitations.

Fort Washington, subject to approval by the Fund’s Advisor, may change the Fund’s target allocation to each asset class (or to additional asset classes) without prior approval from or notice to shareholders.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

•
Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

•
Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•
Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

•
Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities may fluctuate in price based on deterioration in the value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.

•
Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include the risk that the derivative does not correlate well with the security, index, or currency to which it relates, the risk that the Fund will be unable to sell or close out the derivative due to an illiquid market, the risk that the counterparty may be unwilling or unable to meet its obligations, and the risk that the derivative could expose the Fund to the risk of magnified losses resulting from leverage. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

•
Leverage Risk: Leverage occurs when the Fund uses borrowings, derivatives (such as futures or options), or similar instruments or techniques to gain exposure to investments in an amount that exceeds the Fund's initial investment. The use of leverage magnifies changes in the Fund's net asset value and thus may result in increased portfolio volatility and increased risk of loss. Leverage can create an interest expense that may lower the Fund’s overall returns. There can be no guarantee that a leveraging strategy will be successful.

•	Futures Contracts Risk: The risks associated with the Fund’s futures positions include liquidity and counterparty risks associated with derivative instruments.

•
Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. Options, whether exchange traded or over-the-counter, may also be illiquid.

•
Swap Agreement Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. A swap can be a form of leverage, which can magnify the Fund’s gains or losses.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Mortgage Dollar Roll Risk: Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund held.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality.  While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

The Fund’s Performance

Before the Fund commenced operations, the assets and liabilities of the Sentinel Balanced Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization on October 27, 2017 (the “Reorganization”). The investment objectives, guidelines, and restrictions of the Predecessor Fund were similar to those of the Fund. The performance information included prior to the Reorganization is that of the Predecessor Fund.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Balanced Fund - Class A Shares Total Return as of December 31

Best Quarter: Second Quarter 2009 11.94%	Worst Quarter: Third Quarter 2011 (10.04)%

The return of the Fund's Class A shares for the nine months ended September 30, 2019 was 16.31%.

After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

Average Annual Total Returns
For the periods ended December 31, 2018

	1 Year	5 Years	10 Years
Touchstone Balanced Fund - Class A
Return Before Taxes	(8.34)%	4.15%	8.73%
Return After Taxes on Distributions	(9.77)%	2.88%	7.59%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(3.90)%	3.15%	7.02%
Touchstone Balanced Fund - Class C
Return Before Taxes	(4.38)%	4.43%	8.40%
Touchstone Balanced Fund - Class Y*
Return Before Taxes	(2.53)%	5.47%	9.40%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(4.38)%	8.49%	13.12%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%
*Class Y shares of the Fund assumed the performance history of Class I shares of the Predecessor Fund.
(1) The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of fund shares.

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc.

Sub-Advisor	Portfolio Managers	Investment Experience with the Fund	Primary Title with Sub-Advisor
Fort Washington Investment Advisors, Inc.	Timothy J. Policinski, CFA	Since inception in 2017	Managing Director and Senior Portfolio Manager
	Daniel J. Carter, CFA	Since inception in 2017	Assistant Vice President and Portfolio Manager
	James Wilhelm	Since inception in 2017	Managing Director, Head of Public Equities, & Senior Portfolio Manager

Buying and Selling Fund Shares

Minimum Investment Requirements

	Classes A, C, and Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

Fund shares may be purchased and sold on days that the New York Stock Exchange is open for trading. Existing Class A and Class C shareholders may purchase shares directly through Touchstone Funds via the transfer agent, BNY Mellon, or through their financial intermediary. Class Y shares are available only through financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in IRA accounts and qualified retirement plans cannot be sold via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares, see the “Investing with Touchstone” section of the Fund’s prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA. Withdrawals from a tax-advantaged account, however, may be taxable.

Financial Intermediary Compensation

If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

TOUCHSTONE INTERNATIONAL EQUITY FUND SUMMARY

The Fund’s Investment Goal

The Touchstone International Equity Fund (the “Fund”) seeks growth of capital.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 70 and 76, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

	Class A		Class C		Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None		1.00%		None	None
Wire Redemption Fee*	Up to $15		Up to $15		Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%		0.70%		0.70%	0.70%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%		1.00%		None	None
Other Expenses	0.42%		0.72%		0.42%	0.68%
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%	0.01%
Total Annual Fund Operating Expenses(1)	1.38%		2.43%		1.13%	1.39%
Fee Waiver and/or Expense Reimbursement(2)	(0.01)%		0.00%		(0.13)%	(0.49)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.37%	(3)	2.43%	(4)	1.00%	0.90%
___________________________________________
*The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.
(1)Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended June 30, 2019.
(2)Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.36%, 2.49%, 0.99%, and 0.89% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through October 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
(3) Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement has been restated to reflect the Fund's current contractual expense limits and will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended June 30, 2019.
(4)Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement has been restated to reflect the Fund's gross operating expenses and will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended June 30, 2019.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$633	$346	$102	$92	$246
3 Years	$914	$758	$346	$392	$758
5 Years	$1,217	$1,296	$610	$714	$1,296
10 Years	$2,074	$2,766	$1,363	$1,626	$2,766

Portfolio Turnover.  The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund normally invests at least 80% of its assets in equity securities. The Fund invests primarily in common stocks of companies located in or that conduct their business mainly in one or more foreign countries, which may include emerging markets. The Fund will normally be invested in ten or more foreign countries and may invest up to 40% of its assets in any one country if Fort Washington Investment Advisors, Inc., the Fund's sub-advisor ("Fort Washington"), feels that economic and business conditions make it appropriate to do so. The Fund focuses its investments on developed foreign countries, but may invest up to 25% of its total assets in emerging markets. It normally will have substantial investments in European countries. Normally, at least 75% of the Fund's total assets are invested in securities of non-U.S. issuers selected by Fort Washington mainly for their long-term capital growth prospects. The remaining 25% may be invested in companies organized in the United States that have at least 50% of their assets and/or revenues outside the United States. The Fund also expects to purchase American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") in bearer form, which are designed for use in non-U.S. securities markets.

Fort Washington employs a fundamental, bottom up approach to building the Fund's international equity portfolio. The process starts with a regular quantitative screening in order to narrow the investable universe, which seeks to identify businesses with high returns on capital, operating margins, and strong cash flow generation. Stocks are then analyzed based on the following five fundamental factors: business quality, valuation, growth, management, and balance sheet strength. The Fund generally may sell a security when there is a deterioration of one or more of the five factors described above or when the portfolio manager identifies a more favorable investment opportunity. The Fund may also sell a security to meet redemptions or for tax management purposes.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

In addition, there are risks relating to ongoing concerns regarding the economies of certain European countries and their sovereign debt, as well as the potential for one or more countries to leave the European Union. In June 2016, the United Kingdom held a referendum resulting in a vote in favor of the United Kingdom leaving the European Union. These circumstances and potential future developments could have a negative effect on the United Kingdom’s and other European countries’ economies and may result in greater volatility in global financial and currency markets.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, GDRs, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

The Fund’s Performance

Before the Fund commenced operations, the assets and liabilities of the Sentinel International Equity Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization on October 27, 2017 (the “Reorganization”). The investment objectives, guidelines, and restrictions of the Predecessor Fund were similar to those of the Fund. The performance information included prior to the Reorganization is that of the Predecessor Fund.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the MSCI EAFE Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone International Equity Fund - Class A Shares Total Return as of December 31

Best Quarter: Second Quarter 2009 24.26%	Worst Quarter: Third Quarter 2011 (21.09)%

The return of the Fund's Class A shares for the nine months ended September 30, 2019 was 7.50%.

After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

Average Annual Total Returns
For the Periods Ended December 31, 2018

	1 Year	5 Years	10 Years
Touchstone International Equity Fund - Class A
Return Before Taxes	(21.74)%	(0.08)%	6.29%
Return After Taxes on Distributions	(24.21)%	(1.93)%	5.20%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(11.08)%	(0.06)%	5.09%
Touchstone International Equity Fund - Class C
Return Before Taxes	(18.45)%	(0.22)%	5.43%
Touchstone International Equity Fund - Class Y*
Return Before Taxes	(16.80)%	1.32%	7.26%
Touchstone International Equity Fund - Institutional Class**
Return Before Taxes	(16.70)%	1.32%	7.24%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(13.79)%	0.53%	6.32%
*Class Y shares of the Fund assumed the performance history of Class I shares of the Predecessor Fund.
**Performance of Institutional Class shares of the Fund prior to October 30, 2017 (the inception date for Institutional Class shares) is based on the Fund's Class Y share performance.
(1) The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of fund shares.

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc.

Sub-Advisor	Portfolio Manager	Investment Experience with the Fund	Primary Title with Sub-Advisor
Fort Washington Investment Advisors, Inc.	Andrew Boczek	Since inception in 2017; managed the Predecessor Fund from 2012 to 2017	Vice-President & Senior Portfolio Manager

Buying and Selling Fund Shares

Minimum Investment Requirements

	Classes A, C, and Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

	Institutional Class
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

Fund shares may be purchased and sold on days that the New York Stock Exchange is open for trading. Existing Class A, Class C and Institutional Class shareholders may purchase shares directly through Touchstone Funds via the transfer agent, BNY Mellon, or through their financial intermediary. Class Y shares are available only through financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in IRA accounts and qualified retirement plans cannot be sold via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares, see the Investing with Touchstone section of the Fund’s prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA. Withdrawals from a tax-advantaged account, however, may be taxable.

Financial Intermediary Compensation

If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

TOUCHSTONE INTERNATIONAL GROWTH OPPORTUNITIES FUND SUMMARY

The Fund’s Investment Goal

The Touchstone International Growth Opportunities Fund (the “Fund”) seeks to achieve long-term capital appreciation.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 70 and 76, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee*	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	3.31%	4.55%	1.09%	0.50%
Total Annual Fund Operating Expenses	4.36%	6.35%	1.89%	1.30%
Fee Waiver and/or Expense Reimbursement(1)	(3.12)%	(4.36)%	(0.90)%	(0.41)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.24%	1.99%	0.99%	0.89%
___________________________________________
*The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.
(1) Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.24%, 1.99%, 0.99%, and 0.89% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through October 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$620	$302	$101	$91	$202
3 Years	$1,485	$1,493	$506	$372	$1,493
5 Years	$2,361	$2,749	$938	$674	$2,749
10 Years	$4,601	$5,743	$2,138	$1,532	$5,743

Portfolio Turnover.  The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

Under normal circumstances, the Fund will primarily invest its net assets (plus any borrowings for investment purposes) in equity securities of foreign issuers. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Under normal market conditions, the Fund primarily invests its assets directly in the securities of foreign issuers, and may also invest through, but not limited to, American Depository Receipts ("ADRs") and other depositary receipts. The Fund generally will contain 25 to 50 equity securities.

In determining whether an issuer is foreign, DSM Capital Partners LLC ("DSM"), the Fund's sub-advisor, will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized. The weight given to each of these factors will vary depending upon the circumstances and as determined by the DSM. The Fund intends to invest in securities of issuers from at least three different countries outside of the United States, including issuers in emerging market countries. The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, geographic regions or sectors of the global economy. The Fund may invest greater than 25% of its assets in one or more of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services. From time to time, the Fund may invest more than 25% of its assets in issuers connected to China, and in issuers in other emerging market countries, which involves certain additional risks and special considerations not typically associated with investment in more developed economies or markets. Emerging market countries are generally countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index. As of September 30, 2019, the countries in the MSCI Emerging Markets Index included: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The country composition of the MSCI Emerging Markets Index can change over time.

DSM manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that DSM seeks to identify issuers which it believes exhibit certain quality characteristics. For instance, DSM selects issuers that it believes have growing businesses with solid fundamentals, attractive profitability, and successful managements. DSM holds securities with long-term investment horizons and does not engage in short-term frequent trading. DSM generally sells an equity security when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Growth-Investing Risk:  Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.

The Fund’s Performance

Before the Fund commenced operations, all of the assets and liabilities of the DSM Global Growth Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred on August 15, 2016. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund.

On April 17, 2018, the Fund changed its name and principal investment strategy to reflect an international rather than global strategy. Consequently, prior period performance would have been different if the Fund had been managed using the current international equity strategy.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and since inception compare with the MSCI All Country World ex-USA Index, Net. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone International Growth Opportunities Fund— Institutional Class Shares Total Return as of December 31

Best Quarter: Fourth Quarter 2013 14.27%	Worst Quarter: Fourth Quarter 2018 (14.21)%

The return of the Fund's Institutional Class shares for the nine months ended September 30, 2019 was 21.29%.

After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Institutional Class shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Institutional Class shares' after-tax returns.

The inception dates of Class A shares, Class C shares, Class Y shares, and Institutional Class shares were August 15, 2016, August 15, 2016, August 15, 2016 and March 28, 2012, respectively. The performance of each share class was calculated using the historical performance of Institutional Class shares for periods prior to August 15, 2016. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class A, Class C and Class Y shares.

Average Annual Total Returns
For the Periods Ended December 31, 2018

	1 Year	5 Years	Since Inception (3/28/2012)
Touchstone International Growth Opportunities - Institutional Class
Return Before Taxes	(19.44)%	4.79%	8.52%
Return After Taxes on Distributions	(22.15)%	2.88%	6.90%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(9.52)%	3.51%	6.59%
Touchstone International Growth Opportunities - Class A
Return Before Taxes	(24.32)%	3.29%	7.30%
Touchstone International Growth Opportunities - Class C
Return Before Taxes	(21.01)%	3.72%	7.44%
Touchstone International Growth Opportunities - Class Y
Return Before Taxes	(19.54)%	4.70%	8.46%
MSCI All Country World ex-USA Index, Net (reflects no deductions for fees, expenses or taxes)	(14.20)%	0.68%	3.34%
(1) The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of fund shares.

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc.

Sub-Advisor	Portfolio Manager	Investment Experience with the Fund	Primary Title with Sub-Advisor
DSM Capital Partners LLC	Daniel Strickberger	Since inception in August 2016; managed the Predecessor Fund from 2012 to 2016	Chief Investment Officer and Managing Partner

Buying and Selling Fund Shares

Minimum Investment Requirements

	Classes A, C, and Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

	Institutional Class
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

Fund shares may be purchased and sold on days that the New York Stock Exchange is open for trading. Existing Class A, Class C and Institutional Class shareholders may purchase shares directly through Touchstone Funds via the transfer agent, BNY Mellon, or through their financial intermediary. Class Y shares are available only through financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in IRA accounts and qualified retirement plans cannot be sold via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares, see the Investing with Touchstone section of the Fund’s prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA. Withdrawals from a tax-advantaged account, however, may be taxable.

Financial Intermediary Compensation

If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

TOUCHSTONE INTERNATIONAL SMALL CAP FUND SUMMARY

The Fund’s Investment Goal

The Touchstone International Small Cap Fund (the “Fund”) seeks to provide investors with capital appreciation.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 70 and 76, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee*	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.80%	1.15%	0.38%	0.31%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(1)	2.01%	3.11%	1.34%	1.27%
Fee Waiver and/or Expense Reimbursement(2)	(0.45)%	(0.80)%	(0.03)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.56%	2.31%	1.31%	1.19%
___________________________________________
*The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.
(1) Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund's annual report for the fiscal year ended June 30, 2019.
(2) Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.55%, 2.30%, 1.30%, and 1.18% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively.  This contractual expense limitation is effective through October 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$651	$334	$133	$121	$234
3 Years	$1,058	$885	$422	$395	$885
5 Years	$1,489	$1,561	$731	$689	$1,561
10 Years	$2,687	$3,365	$1,610	$1,527	$3,365

Portfolio Turnover.  The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund normally invests at least 80% of its assets in equity securities of non-U.S. small-cap companies, including companies located in emerging market countries. For purposes of this Fund, small-cap companies are those companies with market capitalizations at the time of investment similar to the market capitalizations of companies in the S&P Developed ex-U.S. SmallCap Index (between approximately $ 42 million and $ 16.1 billion as of September 30, 2019). The size of the companies in the S&P Developed ex-U.S. SmallCap Index will change with market conditions. For purposes of this Fund, non-U.S. companies are companies that meet at least one of the following criteria:

•	They are organized under the laws of a foreign country.

•	They maintain their principal place of business in a foreign country.

•	The principal trading market for their securities is located in a foreign country.

•	They derive at least 50% of their revenues or profits from operations in foreign countries.

•	They have at least 50% of their assets located in foreign countries.

Equity securities include common and preferred stocks and American Depositary Receipts (“ADRs”) and other depositary receipts.

When identifying potential investments, the Fund's sub-advisor, Copper Rock Capital Partners LLC ("Copper Rock"), looks for companies it believes have strong management, superior earnings growth prospects, and attractive relative valuations. Copper Rock typically sells or reduces a position when the target price for a stock is attained, there is a change in the company’s management team or business objectives, or when there is deterioration in a company’s fundamentals.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

The Fund’s Performance

Before the Fund commenced operations, the assets and liabilities of the Old Mutual International Small Cap Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred on April 12, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the S&P Developed ex-U.S. SmallCap Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Effective May 23, 2011, the Fund’s investment strategy changed from a domestic small-cap strategy to an international small-cap strategy. Consequently, prior period performance may have been different if the Fund had been managed using the current international small-cap strategy. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone International Small Cap Fund — Class A Shares Total Return as of December 31

Best Quarter: Fourth Quarter 2010 18.03%	Worst Quarter: Fourth Quarter 2018 (18.48)%

The return of the Fund’s Class A shares for the nine months ended September 30, 2019 was 12.03%.

After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

The inception date of Class C shares was April 12, 2012. Class C shares’ performance was calculated using the historical performance of Class Y shares for the periods prior to April 12, 2012. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class C shares.

Average Annual Total Returns
For the Periods Ended December 31, 2018

	1 Year	5 Years	10 Years
Touchstone International Small Cap Fund - Class A
Return Before Taxes	(27.65)%	(1.04)%	7.85%
Return After Taxes on Distributions	(29.17)%	(1.61)%	7.42%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(15.22)%	(0.71)%	6.45%
Touchstone International Small Cap Fund - Class C
Return Before Taxes	(24.52)%	(0.60)%	7.80%
Touchstone International Small Cap Fund - Class Y
Return Before Taxes	(23.04)%	0.41%	8.77%
Touchstone International Small Cap Fund - Institutional Class
Return Before Taxes	(22.94)%	0.53%	8.96%
S&P Developed ex-U.S. SmallCap Index (reflects no deduction for fees, expenses or taxes)	(18.41)%	2.78%	10.00%
(1) The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of fund shares.

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc.

Sub-Advisor	Portfolio Managers	Investment Experience with the Fund	Primary Title with Sub-Advisor
Copper Rock Capital Partners LLC	Stephen Dexter	Since 2012; managed the Predecessor Fund from 2011 to 2012	Partner, Chief Investment Officer and Lead Portfolio Manager
	David Dineen, CFA	Since 2018	Portfolio Manager

Buying and Selling Fund Shares

Minimum Investment Requirements

	Classes A, C, and Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

	Institutional Class
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

Fund shares may be purchased and sold on days that the New York Stock Exchange is open for trading. Existing Class A, Class C and Institutional Class shareholders may purchase shares directly through Touchstone Funds via the transfer agent, BNY Mellon, or through their financial intermediary. Class Y shares are available only through financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in IRA accounts and qualified retirement plans cannot be sold via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares, see the Investing with Touchstone section of the Fund’s prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA. Withdrawals from a tax-advantaged account, however, may be taxable.

Financial Intermediary Compensation

If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

TOUCHSTONE LARGE CAP FOCUSED FUND SUMMARY

The Fund’s Investment Goal

The Touchstone Large Cap Focused Fund (the “Fund”) seeks to provide investors with capital appreciation.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 70 and 76, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

	Class A		Class C		Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None		1.00%		None	None
Wire Redemption Fee*	Up to $15		Up to $15		Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%		0.60%		0.60%	0.60%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%		1.00%		None	None
Other Expenses
Liquidity Provider Expense	0.01%		0.01%		0.01%	0.01%
Other Operating Expenses	0.23%		0.29%		0.28%	0.24%
Total Other Expenses	0.24%		0.30%		0.29%	0.25%
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%	0.01%
Total Annual Fund Operating Expenses(1)	1.10%		1.91%		0.90%	0.86%
Fee Waiver and/or Expense Reimbursement(2)	(0.08)%		(0.10)%		(0.16)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.02%	(3)	1.81%	(3)	0.74%	0.71%	(4)
___________________________________________
*The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.
(1)Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended June 30, 2019.
(2)Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.00%, 1.79%, 0.72%, and 0.69% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through October 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
(3)Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement has been restated to reflect the Fund's current contractual expense limits and will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended June 30, 2019.

(4)Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended June 30, 2019 due to a contractual change in the Fund's expense limitation agreement effective October 30, 2019.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$599	$284	$76	$73	$184
3 Years	$825	$590	$271	$259	$590
5 Years	$1,069	$1,022	$483	$462	$1,022
10 Years	$1,766	$2,225	$1,093	$1,047	$2,225

Portfolio Turnover.  The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its assets in large capitalization equity securities. The Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Equity securities include common stock and preferred stock. These securities may be listed on an exchange or traded over-the-counter.

In selecting securities for the Fund, the Fund’s sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”), seeks to invest in companies that:

•	Are trading below its estimate of the companies’ intrinsic value; and

•
Have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty, or a government barrier (e.g., license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and higher customer loyalty.

The Fund will generally hold 25 to 45 companies, with residual cash and equivalents expected to represent less than 10% of the Fund’s net assets. The Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, Fort Washington cannot find a sufficient number of securities that meets its purchase requirements. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund may invest up to 35% of its assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). The Fund may also invest in securities of emerging market countries.

The Fund will generally sell a security if it reaches Fort Washington’s estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.

The Fund is non-diversified and, therefore may, from time to time, have significant exposure to a limited number of issuers.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.

The Fund’s Performance

Before the Fund commenced operations, the assets and liabilities of the Sentinel Common Stock Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization on October 27, 2017 (the “Reorganization”). The investment objectives, guidelines, and restrictions of the Predecessor Fund were similar to those of the Fund. The performance information included prior to the Reorganization is that of the Predecessor Fund.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the S&P 500® Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Large Cap Focused Fund - Class A Shares Total Return as of December 31

Best Quarter: Second Quarter 2009 17.55%	Worst Quarter: Third Quarter 2011 (14.94)%

The return of the Fund's Class A shares for the nine months ended September 30, 2019 was 18.64%.

After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

Average Annual Total Returns
For the Periods Ended December 31, 2018

	1 Year	5 Years	10 Years
Touchstone Large Cap Focused Fund - Class A
Return Before Taxes	(8.26)%	7.03%	12.14%
Return After Taxes on Distributions	(10.54)%	4.41%	10.52%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(3.09)%	5.33%	10.00%
Touchstone Large Cap Focused Fund - Class C
Return Before Taxes	(4.33)%	7.27%	11.78%
Touchstone Large Cap Focused Fund - Class Y*
Return Before Taxes	(2.46)%	8.42%	13.07%
Touchstone Large Cap Focused Fund - Institutional Class**
Return Before Taxes	(2.38)%	8.44%	12.87%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(4.38)%	8.49%	13.12%
*Class Y shares of the Fund assumed the performance history of Class I shares of the Predecessor Fund.
**Institutional Class shares of the Fund assumed the performance history of Class R6 shares of the Predecessor Fund. Performance of Class R6 shares of the Predecessor Fund prior to December 23, 2014 (the inception date for Class R6 shares) is based on the Predecessor Fund's Class A share performance.
(1) The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of fund shares.

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc

Sub-Advisor	Portfolio Manager	Investment Experience with the Fund	Primary Title with Sub-Advisor
Fort Washington Investment Advisors, Inc.	James Wilhelm	Since inception in 2017	Managing Director, Head of Public Equities, & Senior Portfolio Manager

Buying and Selling Fund Shares

Minimum Investment Requirements

	Classes A, C, and Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

	Institutional Class
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

Fund shares may be purchased and sold on days that the New York Stock Exchange is open for trading. Existing Class A, Class C and Institutional Class shareholders may purchase shares directly through Touchstone Funds via the transfer agent, BNY Mellon, or through their financial intermediary. Class Y shares are available only through financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in IRA accounts and qualified retirement plans cannot be sold via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares, see the Investing with Touchstone section of the Fund’s prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA. Withdrawals from a tax-advantaged account, however, may be taxable.

Financial Intermediary Compensation

If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

TOUCHSTONE LARGE CAP FUND SUMMARY

The Fund’s Investment Goal

The Touchstone Large Cap Fund (the “Fund”) seeks to provide investors with long-term capital growth.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 70 and 76, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee*	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.60%	0.60%	0.60%	0.60%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.73%	0.44%	0.30%	0.23%
Total Annual Fund Operating Expenses(2)	1.58%	2.04%	0.90%	0.83%
Fee Waiver and/or Expense Reimbursement(3)	(0.55)%	(0.26)%	(0.12)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)(4)	1.03%	1.78%	0.78%	0.68%
___________________________________________
*The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.
(1) Management Fees have been restated to reflect contractual fee changes to the Fund's Investment Advisory Agreement effective June 1, 2019. More information is available in the section of the Fund's prospectus entitled "The Funds' Management".
(2) Total Annual Fund Operating Expenses have been restated to reflect contractual changes to the Fund's Investment Advisory Agreement and will differ from the ratio of gross expenses to average net assets that is included in the Fund's annual report for the fiscal year ended June 30, 2019.
(3) Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.03%, 1.78%, 0.78%, and 0.68% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through October 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
(4) Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement has been restated to reflect the Fund's current contractual expense limits and will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended June 30, 2019.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$600	$281	$80	$69	$181
3 Years	$923	$615	$275	$250	$615
5 Years	$1,268	$1,074	$487	$446	$1,074
10 Years	$2,240	$2,348	$1,097	$1,011	$2,348

Portfolio Turnover.  The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of large capitalization U.S. listed companies. For purposes of the Fund, a large capitalization company has a market capitalization within the range represented in the Russell 1000® Index (between $934 million and $1.06 trillion as of September 30, 2019) at the time of purchase. The size of the companies in the Russell 1000® Index will change with market conditions.

The Fund’s sub-advisor, London Company of Virginia d/b/a/ The London Company (“The London Company”), seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values. Guiding principles of the The London Company’s large-cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share; (2) balance sheet optimization; (3) optimal allocation of investments is essential to good investment results; and (4) low turnover and tax sensitivity enhances real returns.

The Fund is non-diversified and will typically hold approximately 30 to 40 securities. The London Company invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.The London Company generally sells a security when: it becomes overvalued and has reached its price target; the issuer’s fundamentals deteriorate; there is significant trading activity by insiders; or there is a more promising alternative. The London Company may also sell a security to adjust the Fund’s overall portfolio risk.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

The Fund’s Performance

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year and since inception compare with the Russell 1000® Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Large Cap Fund - Class A Shares Total Return as of December 31

Best Quarter: Third Quarter 2018 8.59%	Worst Quarter: Fourth Quarter 2018 (13.09)%

The return of the Fund’s Class A shares for the nine months ended September 30, 2019 was 15.35%.

After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

Average Annual Total Returns
For the Periods Ended December 31, 2018

	1 Year	Since Inception (7/9/2014)
Touchstone Large Cap Fund - Class A
Return Before Taxes	(11.99)%	4.17%
Return After Taxes on Distributions	(12.13)%	4.04%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(7.00)%	3.22%
Touchstone Large Cap Fund - Class C
Return Before Taxes	(8.26)%	4.80%
Touchstone Large Cap Fund - Class Y
Return Before Taxes	(6.43)%	5.81%
Touchstone Large Cap Fund - Institutional Class
Return Before Taxes	(6.32)%	5.91%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	(4.78)%	7.40%
(1) The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of fund shares.

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc.

Sub-Advisor	Portfolio Manager	Investment Experience with the Fund	Primary Title with Sub-Advisor
London Company of Virginia d/b/a/ The London Company	Stephen Goddard, CFA	Since inception in July 2014	CIO and Lead Portfolio Manager
	J. Brian Campbell, CFA	Since 2019	Portfolio Manager
	Mark DeVaul, CFA,CPA	Since 2019	Portfolio Manager
	Jon Moody, CFA	Since 2019	Portfolio Manager
	Sam Hutchings, CFA	Since 2019	Portfolio Manager

Buying and Selling Fund Shares

Minimum Investment Requirements

	Classes A, C, and Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

	Institutional Class
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

Fund shares may be purchased and sold on days that the New York Stock Exchange is open for trading. Existing Class A, Class C and Institutional Class shareholders may purchase shares directly through Touchstone Funds via the transfer agent, BNY Mellon, or through their financial intermediary. Class Y shares are available only through financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in IRA accounts and qualified retirement plans cannot be sold via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares, see the Investing with Touchstone section of the Fund’s prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA. Withdrawals from a tax-advantaged account, however, may be taxable.

Financial Intermediary Compensation

If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

TOUCHSTONE LARGE COMPANY GROWTH FUND SUMMARY

The Fund’s Investment Goal

The Touchstone Large Company Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 70 and 76, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee*	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.60%	0.60%	0.60%	0.60%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	1.01%	2.63%	0.41%	0.24%
Total Annual Fund Operating Expenses(2)	1.86%	4.23%	1.01%	0.84%
Fee Waiver and/or Expense Reimbursement(3)	(0.82)%	(2.44)%	(0.22)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)(4)	1.04%	1.79%	0.79%	0.69%
___________________________________________
*The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.
(1) Management Fees have been restated to reflect contractual fee changes to the Fund's Investment Advisory Agreement effective September 1, 2019. More information is available in the section of the Fund's prospectus entitled "The Funds' Management".
(2) Total Annual Fund Operating Expenses have been restated to reflect contractual changes to the Fund's Investment Advisory Agreement and will differ from the ratio of gross expenses to average net assets that is included in the Fund's annual report for the fiscal year ended June 30, 2019.
(3) Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.04%, 1.79%, 0.79%, and 0.69% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through October 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
(4) Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended June 30, 2019 due to a contractual change in the Fund's expense limitation agreement effective September 1, 2019.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$601	$282	$81	$70	$182
3 Years	$980	$1,062	$300	$253	$1,062
5 Years	$1,383	$1,955	$536	$451	$1,955
10 Years	$2,507	$4,250	$1,216	$1,023	$4,250

Portfolio Turnover.  The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization issuers. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s portfolio generally will contain 25 to 35 equity securities. The Fund currently defines a large capitalization issuer as one that has a market capitalization of $10 billion or more at the time of purchase.

In addition, the Fund may invest up to 20% of its assets in equity securities of foreign issuers, including emerging markets, through, but not limited to, American Depositary Receipts ("ADRs") or other depositary receipts. The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, geographic regions or sectors of the global economy. The Fund may invest greater than 25% of its assets in one or more of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services.

DSM Capital Partners LLC ("DSM"), the Fund's Sub–Advisor, manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that DSM seeks to identify issuers which it believes exhibit certain quality characteristics. For instance, DSM selects issuers that it believes have growing businesses with solid fundamentals, attractive profitability, and successful managements. DSM generally sells an equity security when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Growth-Investing Risk:  Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.

The Fund’s Performance

Before the Fund commenced operations, all of the assets and liabilities of the DSM Large Cap Growth Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred on August 15, 2016. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and since inception compare with the Russell 1000® Growth Index and the S&P 500® Index. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Large Company Growth Fund— Institutional Class Shares Total Return as of December 31

Best Quarter: First Quarter 2012 17.13%	Worst Quarter: Third Quarter 2011 (14.47)%

The return of the Fund’s Institutional Class shares for the nine months ended September 30, 2019 was 21.74%.

After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Institutional Class shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Institutional Class shares' after-tax returns.

The inception dates of Class A shares, Class C shares, Class Y shares, and Institutional Class shares were August 15, 2016, August 15, 2016, August 15, 2016 and August 28, 2009, respectively. The performance of each share class was calculated using the historical performance of Institutional Class shares for periods prior to August 15, 2016. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class A, Class C and Class Y shares.

Average Annual Total Returns
For the Periods Ended December 31, 2018

	1 Year	5 Years	Since Inception (8/28/2009)
Touchstone Large Company Growth Fund - Institutional Class
Return Before Taxes	(5.10)%	8.62%	13.18%
Return After Taxes on Distributions	(6.63)%	7.28%	12.19%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(1.80)%	6.58%	10.77%
Touchstone Large Company Growth Fund - Class A
Return Before Taxes	(10.84)%	7.01%	12.18%
Touchstone Large Company Growth Fund - Class C
Return Before Taxes	(7.01)%	7.47%	12.06%
Touchstone Large Company Growth Fund - Class Y
Return Before Taxes	(5.18)%	8.55%	13.14%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	(1.51)%	10.40%	13.92%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	(4.38)%	8.49%	12.32%
(1) The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of fund shares.

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc.

Sub- Advisor	Portfolio Manager	Investment Experience with the Fund	Primary Title with Sub-Advisor
DSM Capital Partners LLC	Daniel Strickberger	Since inception in August 2016; managed the Predecessor Fund from 2009 to 2016	Chief Investment Officer and Managing Partner

Buying and Selling Fund Shares

Minimum Investment Requirements

	Classes A, C, and Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

	Institutional Class
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

Fund shares may be purchased and sold on days that the New York Stock Exchange is open for trading. Existing Class A, Class C and Institutional Class shareholders may purchase shares directly through Touchstone Funds via the transfer agent, BNY Mellon, or through their financial intermediary. Class Y shares are available only through financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in IRA accounts and qualified retirement plans cannot be sold via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares, see the Investing with Touchstone section of the Fund’s prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA. Withdrawals from a tax-advantaged account, however, may be taxable.

Financial Intermediary Compensation

If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

TOUCHSTONE OHIO TAX-FREE BOND FUND SUMMARY

The Fund’s Investment Goal

The Touchstone Ohio Tax-Free Bond Fund (the “Fund”) seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 70 and 76, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption *	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.40%	0.58%	0.55%	0.46%
Total Annual Fund Operating Expenses	1.15%	2.08%	1.05%	0.96%
Fee Waiver and/or Expense Reimbursement(1)	(0.30)%	(0.48)%	(0.45)%	(0.41)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.85%	1.60%	0.60%	0.55%
______________________________________
*The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.

(1)
Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.85%, 1.60%, 0.60% and 0.55% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through October 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$285	$263	$61	$56	$163
3 Years	$529	$606	$289	$265	$606
5 Years	$792	$1,075	$536	$491	$1,075
10 Years	$1,543	$2,372	$1,242	$1,141	$2,372

Portfolio Turnover.  The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in high-quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds, private activity bonds, and industrial development bonds. High-quality, long-term Ohio municipal obligations are, for purposes of this Fund, considered to be obligations rated within the three highest rating categories, with remaining maturities of three years or more. The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors.

The Fund may also purchase Ohio municipal obligations and other securities rated within the four highest rating categories. The Fund may purchase unrated obligations that Fort Washington Investment Advisors, Inc., the Fund's sub-advisor (“Fort Washington” ), determines to be of comparable quality. If a security’s rating is reduced below the four highest rating categories, the security will be sold in a timely manner. A security may also be sold due to changes in market conditions or the sub-advisor's outlook.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund’s shareholders.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

•
Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•
Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

•
Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

Municipal Securities Risk:  The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of bankruptcy. In addition, a downturn in the national economy may negatively impact the economic performance of issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks or other financial institutions could have a negative effect on the value of the Fund’s portfolio securities.

State Risk: Political and economic conditions in the State of Ohio may impact the value of Ohio municipal obligations. The Fund may lose value due to decreased economic growth, increased unemployment and decreased tax revenue in the State of Ohio.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

The Fund’s Performance

On December 16, 2016, the Touchstone Ohio Tax-Free Bond Fund, a series of Touchstone Tax-Free Trust (the "Predecessor Fund"), was reorganized into the Fund. As a result of the reorganization, the performance and accounting history of the Predecessor Fund were assumed by the Fund.  Financial and performance information prior to December 16, 2016 is that of the Predecessor Fund.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg Barclays Municipal Bond Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Ohio Tax-Free Bond Fund — Class A Shares Total Return as of December 31

Best Quarter: Third Quarter 2009 5.43%	Worst Quarter: Fourth Quarter 2010 (3.88)%

The return of the Fund’s Class A shares for the nine months ended September 30, 2019 was 6.01%.

After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

The inception dates of Class Y shares and Institutional Class shares was August 30, 2016. Class Y and Institutional Class shares’ performance was calculated using the historical performance of Class A shares for the periods prior to August 30, 2016. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class Y and Institutional Class shares.

Average Annual Total Returns
For the Periods Ended December 31, 2018

	1 Year	5 Years	10 Years
Touchstone Ohio Tax-Free Bond Fund - Class A
Return Before Taxes	(4.18)%	2.08%	3.52%
Return After Taxes on Distributions	(4.18)%	2.07%	3.48%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(1.35)%	2.31%	3.50%
Touchstone Ohio Tax-Free Bond Fund - Class C
Return Before Taxes	(1.01)%	2.32%	3.26%
Touchstone Ohio Tax-Free Bond Fund - Class Y
Return Before Taxes	0.89%	3.22%	4.09%
Touchstone Ohio Tax-Free Bond Fund - Institutional Class
Return Before Taxes	1.02%	3.25%	4.11%
Bloomberg Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	1.28%	3.82%	4.85%
(1) The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of fund shares.

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc.

Sub-Advisor	Portfolio Managers	Investment Experience with the Fund and Predecessor Fund	Primary Title with Sub-Advisor
Fort Washington Investment Advisors, Inc.	John J. Goetz, CFA	Since inception in December 2016; managed the Predecessor Fund from 1986 to 2016	Vice President and Senior Portfolio Manager
	Richard A. Ellensohn	Since inception in December 2016; co-managed the Predecessor Fund from 2007 to 2016	Portfolio Manager

Buying and Selling Fund Shares

Minimum Investment Requirements

	Classes A, C, and Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50

	Institutional Class
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

Fund shares may be purchased and sold on days that the New York Stock Exchange is open for trading. Existing Class A, Class C and Institutional Class shareholders may purchase shares directly through Touchstone Funds via the transfer agent, BNY Mellon, or through their financial intermediary. Class Y shares are available only through financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in IRA accounts and qualified retirement plans cannot be sold via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares, see the Investing with Touchstone section of the Fund’s prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to make interest income distributions that are exempt from regular federal and Ohio state income tax. However, all or a portion of these distributions may be subject to the federal alternative minimum tax. In addition, a portion of the Fund's distributions may be subject to regular federal and Ohio state income tax.

Financial Intermediary Compensation

If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

TOUCHSTONE SMALL COMPANY FUND SUMMARY

The Fund’s Investment Goal

The Touchstone Small Company Fund (the “Fund”) seeks to provide investors with growth of capital.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 70 and 76, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

	Class A		Class C		Class Y		Institutional Class	Class R6(5)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		None		None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None		1.00%		None		None	None
Wire Redemption Fee*	Up to $15		Up to $15		Up to $15		Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.64%		0.64%		0.64%		0.64%	0.64%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%		1.00%		None		None	None
Other Expenses	0.31%		0.32%		0.31%		1.88%	0.20%
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%		0.01%	0.01%
Total Annual Fund Operating Expenses(1)	1.21%		1.97%		0.96%		2.53%	0.85%
Fee Waiver and/or Expense Reimbursement(2)	0.00%		(0.01)%		(0.06)%		(1.73)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.21%	(3)	1.96%	(3)	0.90%	(3)	0.80%	0.80%	(4)
___________________________________________
*The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.
(1)Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended June 30, 2019.
(2)Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust(the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.22%, 1.95%, 0.89%, 0.79%, and 0.79% of average daily net assets for Classes A, C, Y, Institutional Class, and Class R6 shares, respectively.  This contractual expense limitation is effective through October 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
(3)Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement has been restated to reflect the Fund’s current contractual expense limits and will differ from the ratio of net expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended June 30, 2019.

(4) Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended June 30, 2019 due to a contractual change in the Fund's expense limitation agreement effective October 30, 2019.
(5)An investor transacting in Class R6 shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions are not reflected in the table or in the "Example" below.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period					Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class R6	Class C
1 Year	$617	$299	$92	$82	$82	$199
3 Years	$865	$617	$300	$622	$266	$617
5 Years	$1,132	$1,061	$525	$1,189	$466	$1,061
10 Years	$1,893	$2,295	$1,173	$2,735	$1,044	$2,295

Portfolio Turnover.  The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund normally invests at least 80% of its assets in small–capitalization companies. For this purpose, small capitalization companies are companies that have market capitalizations within the range represented in the Russell 2000® Index (between approximately $16 million and $7.3 billion as of September 30, 2019). The market cap range of the Russell 2000® Index will change with market conditions. The Fund seeks to invest primarily in common stocks of small-capitalization companies that Fort Washington Investment Advisors, Inc., the Fund's sub-advisor ("Fort Washington"), believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Up to 25% of the Fund's assets may be invested in securities within a single industry. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. At times the Fund may have less than 80% of its investments in companies within the market cap range of the Russell 2000® Index due to market appreciation.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the holding size exceeds the portfolio managers' company or sector weighting guidelines and/or to take advantage of a more attractive investment opportunity. The Fund may also sell a partial position in a security in order to manage the size of the position. A security may also be sold to meet redemptions.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Sector and Industry Focus Risk: The Fund may invest a high percentage of its assets in specific sectors and/or industries of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector or industry of the market, positive or negative, than a fund that does not invest a high percentage of its assets in specific sectors or industries.

The Fund’s Performance

Before the Fund commenced operations, the assets and liabilities of the Sentinel Small Company Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization on October 27, 2017 (the “Reorganization”). The investment objectives, guidelines, and restrictions of the Predecessor Fund were similar to those of the Fund. The performance information included prior to the Reorganization is that of the Predecessor Fund.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 2000® Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Small Company Fund - Class A Shares Total Return as of December 31

Best Quarter: Third Quarter 2009 15.93%	Worst Quarter: Fourth Quarter 2018 (19.91)%

The return of the Fund's Class A shares for the nine months ended September 30, 2019 was 11.43%.

After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

Average Annual Total Returns
For the Periods Ended December 31, 2018

	1 Year	5 Years	10 Years
Touchstone Small Company Fund - Class A
Return Before Taxes	(13.84)%	4.94%	11.85%
Return After Taxes on Distributions	(16.67)%	1.19%	8.79%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(6.54)%	3.39%	9.50%
Touchstone Small Company Fund - Class C
Return Before Taxes	(10.09)%	5.26%	11.60%
Touchstone Small Company Fund - Class Y*
Return Before Taxes	(8.16)%	6.39%	12.86%
Touchstone Small Company Fund - Institutional Class**
Return Before Taxes	(8.30)%	6.32%	12.80%
Touchstone Small Company Fund - Class R6***
Return Before Taxes	(8.07)%	6.45%	12.66%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(11.01)%	4.41%	11.97%
*Class Y shares of the Fund assumed the performance history of Class I shares of the Predecessor Fund.
**Performance of Institutional Class shares of the Fund prior to October 30, 2017 (the inception date for Institutional Class shares) is based on the Fund's Class Y share performance.
***Performance of Class R6 shares of the Predecessor Fund prior to December 23, 2014 (the inception date for Class R6 shares) is based on the Predecessor Fund's Class A share performance. An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions are not reflected in the table.
(1) The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of fund shares.

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc.

Sub- Advisor	Portfolio Manager	Investment Experience with the Fund	Primary Title with Sub-Advisor
Fort Washington Investment Advisors, Inc.	Jason Ronovech	Since inception in 2017; managed the Predecessor Fund from 2013 to 2017	Vice President & Senior Portfolio Manager

Buying and Selling Fund Shares

Minimum Investment Requirements

	Classes A, C, and Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

	Institutional Class
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

Class R6 shares are available to certain employer sponsored group retirement and group 529 college savings plans, registered investment companies, foundations, and certain fee–based advisory programs, in each case with a $50,000 initial investment minimum and $50 additional investment minimum.

Fund shares may be purchased and sold on days that the New York Stock Exchange is open for trading. Existing Class A, Class C and Institutional Class shareholders may purchase shares directly through Touchstone Funds via the transfer agent, BNY Mellon, or through their financial intermediary. Class Y shares are available only through financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in IRA accounts and qualified retirement plans cannot be sold via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares, see the Investing with Touchstone section of the Fund’s prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA. Withdrawals from a tax-advantaged account, however, may be taxable.

Financial Intermediary Compensation

If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

TOUCHSTONE VALUE FUND SUMMARY

The Fund’s Investment Goal

The Touchstone Value Fund (the “Fund”) seeks to provide investors with long-term capital growth.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 70 and 76, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

	Class A	Class C	Class Y		Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None		None
Wire Redemption Fee*	Up to $15	Up to $15	Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%		0.65%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None		None
Other Expenses	0.36%	0.70%	0.29%		0.24%
Total Annual Fund Operating Expenses	1.26%	2.35%	0.94%		0.89%
Fee Waiver and/or Expense Reimbursement(1)	(0.18)%	(0.52)%	(0.11)%		(0.21)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.08%	1.83%	0.83%	(2)	0.68%
___________________________________________
*The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.
(1) Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.08%, 1.83%, 0.83%, and 0.68% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively.  This contractual expense limitation is effective through October 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
(2) Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement has been restated to reflect the Fund's current contractual expense limits and will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended June 30, 2019.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$605	$286	$85	$69	$186
3 Years	$863	$684	$289	$263	$684
5 Years	$1,141	$1,208	$509	$472	$1,208
10 Years	$1,931	$2,646	$1,145	$1,077	$2,646

Portfolio Turnover.  The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund normally invests in equity securities of large- and mid-cap companies (generally, companies with market capitalizations of approximately $2.5 billion or higher) that the Fund’s sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) believes are undervalued. As part of this strategy, the Fund may invest up to 15% of its assets in foreign equity securities. Equity securities include common and preferred stocks and depositary receipts.  BHMS uses traditional methods of stock selection — research and analysis — to identify securities it believes are undervalued and searches for companies that have price to earnings and price to book ratios below the market and that have above average dividend yields.

Although the Fund may also focus its investments within certain sectors, BHMS uses risk management tools to prevent over-exposure to particular market segments. BHMS is a “bottom-up” value manager, meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.

BHMS generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company’s fundamentals, or when other investment opportunities appear more attractive.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Value Investing Risk: Value investing presents the risk that the Fund’s security holdings may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.

The Fund’s Performance

Before the Fund commenced operations, the assets and liabilities of the Old Mutual Barrow Hanley Value Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”).  The Reorganization occurred on April 16, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 1000® Value Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Value Fund — Class A Shares Total Return as of December 31

Best Quarter: Second Quarter 2009 17.93%	Worst Quarter: Third Quarter 2011 (14.39)%

The return of the Fund’s Class A shares for the nine months ended September 30, 2019 was 18.19%.

After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

The inception date of Class C shares was April 12, 2012. Class C shares’ performance was calculated using the historical performance of Class Y shares for the periods prior to April 12, 2012. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class C shares.

Average Annual Total Returns
For the Periods Ended December 31, 2018

	1 Year	5 Years	10 Years
Touchstone Value Fund - Class A
Return Before Taxes	(11.17)%	4.43%	10.47%
Return After Taxes on Distributions	(13.83)%	2.63%	9.13%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(4.55)%	3.36%	8.42%
Touchstone Value Fund - Class C
Return Before Taxes	(7.27)%	4.88%	10.44%
Touchstone Value Fund - Class Y
Return Before Taxes	(5.56)%	5.93%	11.39%
Touchstone Value Fund - Institutional Class
Return Before Taxes	(5.37)%	6.09%	11.54%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	(8.27)%	5.95%	11.18%
 (1) The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of fund shares.

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc.

Sub-Advisor	Portfolio Managers	Investment Experience with the Fund	Primary Title with Sub-Advisor
Barrow, Hanley, Mewhinney & Strauss, LLC	Mark Giambrone	Since 2012	Portfolio Manager, Managing Director
	Lewis Ropp	Since 2014	Portfolio Manager, Managing Director
	David Ganucheau, CFA	Since 2015	Portfolio Manager, Managing Director

Buying and Selling Fund Shares

Minimum Investment Requirements

	Classes A, C, and Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

	Institutional Class
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

Fund shares may be purchased and sold on days that the New York Stock Exchange is open for trading. Existing Class A, Class C and Institutional Class shareholders may purchase shares directly through Touchstone Funds via the transfer agent, BNY Mellon, or through their financial intermediary. Class Y shares are available only through financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in IRA accounts and qualified retirement plans cannot be sold via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares, see the Investing with Touchstone section of the Fund’s prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA. Withdrawals from a tax-advantaged account, however, may be taxable.

Financial Intermediary Compensation

If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

This prospectus applies to the Touchstone Balanced Fund (the "Balanced Fund"), Touchstone International Equity Fund (the "International Equity Fund"), Touchstone International Growth Opportunities Fund (the "International Growth Opportunities Fund"), Touchstone International Small Cap Fund (the “International Small Cap Fund”), Touchstone Large Cap Focused Fund (the "Large Cap Focused Fund"), Touchstone Large Cap Fund (the “Large Cap Fund”), Touchstone Large Company Growth Fund (the "Large Company Growth Fund"), Touchstone Ohio Tax-Free Bond Fund (the "Ohio Tax-Free Bond Fund"), Touchstone Small Company Fund (the "Small Company Fund"), and Touchstone Value Fund (the “Value Fund”) (each a “Fund”, and collectively, the “Funds”).

How Do The Funds Implement Their Investment Goals?
Each Fund's investment goal and strategies are described above in the "Principal Investment Strategies" summary sections.

Balanced Fund. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. These securities may be listed on an exchange or traded over-the-counter. Up to 35% of the Fund’s equity sleeve may be invested in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). The Fund may also invest in equity securities of emerging market countries. Emerging market countries are generally countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index. As of September 30, 2019, the countries in the MSCI Emerging Markets Index included: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The country composition of the MSCI Emerging Markets Index can change over time.

With respect to fixed-income, the Fund will investment primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate loans. The Fund's sub-advisor, Fort Washington Investment Advisors, Inc. ("Fort Washington"), primarily invests in investment-grade debt securities, but may invest up to 30% of the Fund's fixed-income sleeve in non-investment-grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization (“NRSRO”).  Non-investment-grade debt securities are often referred to as “junk bonds” and are considered speculative.

The Fund may engage in frequent and active trading as part of its principal investment strategies. Additionally, in order to implement its investment strategy, the Fund may invest in mortgage dollar-roll transactions and reverse repurchase agreements, and in derivatives, including forwards, futures contracts, interest rate and credit default swap agreements, and options. Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. These investments may be used to gain or hedge market exposure, to adjust the Fund’s duration, to manage interest rate risk, and for any other purposes consistent with the Fund’s investment strategies and limitations.

International Equity Fund. The Fund’s sub-advisor, Fort Washington, employs a fundamental, bottom up approach to building its international equity portfolio. The process starts with a regular quantitative screening in order to narrow the investable universe, which seeks to identify businesses with high returns on capital, operating margins, and strong cash flow generation. Stocks are then analyzed based on the following five fundamental factors: business quality, valuation, growth, management, and balance sheet strength. The Fund generally may sell a security when there is a deterioration of one or more of the five factors described above or when the portfolio manager identifies a more favorable investment opportunity. The Fund may also sell a security to meet redemptions or for tax management purposes.

International Growth Opportunities Fund. In selecting investments for the Fund, the Fund's sub-advisor, DSM Capital Partners LLC (“DSM”) manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that DSM seeks to identify issuers which it believes exhibit certain quality characteristics. For instance, DSM selects issuers that it believes have growing businesses with solid fundamentals, attractive profitability, and successful managements. DSM holds securities with long-term investment horizons and does not engage in short-term frequent trading. DSM generally sells an equity security when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

Under normal market conditions, the Fund primarily invests its assets in the securities of foreign issuers as described in the "Principal Investment Strategies" section above. In determining whether an issuer is foreign, DSM will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized. The weight given to each of these factors will vary depending upon the circumstances and as determined by the DSM. The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global economy. The Fund may invest greater than 25% of its assets in one or more of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services. From time to time, the Fund may invest more than 25% of its assets in issuers connected to China, and in issuers in other emerging market countries, which involves certain additional risks and special considerations not typically associated with investment in more developed economies or markets. Emerging market countries are generally countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index. As of September 30, 2019, the countries in the MSCI Emerging Markets Index included: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The country composition of the MSCI Emerging Markets Index can change over time.

DSM is a research-driven investment manager. Potential investments are identified based on each issuer’s detailed financial and operational history and on proprietary projections of future company results prepared by in-house analysts. These projections are based on modeling of the company, discussions with the management of the company and its competitors, interviews with industry experts, a study of the candidate’s industry, and the significant factors that drive industry growth. The “bottom-up” research process involves using various criteria, including reviewing a company’s:

•revenue growth
•prudent use of debt
•earnings growth
•lack of earnings misses
•free cash flow
•open and experienced management
•profitability

In addition to superior fundamental characteristics, in order for DSM to purchase an equity security, the issuer must also have an attractive valuation. One of DSM’s valuation methods involves a historical evaluation of investor sentiment regarding each issuer’s shares to determine typical price-to-earnings (“P/E”) ratios when the issuer is “in favor” or “out of favor.” In addition DSM studies the effect of past and current interest rates on the P/E ratio of each company’s shares, and projects these effects going forward. These valuation methods support investment decisions regarding the price and timing of purchases and sales of equity securities as well as the size of positions.

International Small Cap Fund. The Fund’s sub-advisor, Copper Rock Capital Partners LLC (“Copper Rock”), applies a blend of fundamental and quantitative analyses to generate the initial investment ideas. Copper Rock’s investment process seeks to add value through bottom-up stock selection and in-depth fundamental research. When identifying potential investments, Copper Rock will typically examine a company’s financial condition, management team, business prospects, competitive position, and overall business strategy. Copper Rock looks for companies it believes have strong management, superior earnings growth prospects, and attractive relative valuations. Copper Rock typically sells or reduces a position when the target price for a stock is attained, there is a change in the company’s management team or business objectives, or when there is deterioration in a company’s fundamentals. Copper Rock seeks to construct a portfolio that is diversified across sectors and industries.

Large Cap Focused Fund. In selecting securities for the Fund, the Fund’s sub-advisor, Fort Washington, seeks to invest in companies that:

•	Are trading below its estimate of the companies’ intrinsic value; and

•
Have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty, or a government barrier (e.g., license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and higher customer loyalty.

The Fund will generally hold 25 to 45 companies, with residual cash and equivalents expected to represent less than 10% of the Fund’s net assets. The Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, Fort Washington cannot find a sufficient number of securities that meets its purchase requirements.

The Fund will generally sell a security if it reaches Fort Washington’s estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.

Large Cap Fund. The Fund’s sub-advisor, London Company of Virginia d/b/a/ The London Company (“The London Company”), seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values. Guiding principles of The London Company’s large-cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share; (2) balance sheet optimization; (3) optimal allocation of investments is essential to good investment results; and (4) low turnover and tax sensitivity enhances real returns. The London Company utilizes a bottom-up approach in the security selection process. The London Company screens a large-cap universe against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio, and free cash flow yield. The London Company seeks companies that are trading at 30-40% discount to intrinsic value. The London Company looks at a company’s corporate governance structure and management incentives to try to ascertain whether management’s interests are aligned with shareholders’ interests. The London Company seeks to identify the sources of a company’s competitive advantage as well as what levers management has at its disposal to increase shareholder value. The London Company adds securities to the Fund when it determines that risk/reward profile of the security has made it attractive to warrant purchase.

Large Company Growth Fund. In selecting investments for the Fund, the Fund's sub-advisor, DSM, manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that DSM seeks to identify issuers which it believes exhibit certain quality characteristics. For instance, DSM selects issuers that it believes have growing businesses with solid fundamentals, attractive profitability, and successful managements. DSM holds securities with long-term investment horizons and does not engage in short-term frequent trading. DSM generally sells an equity security when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

The Fund may invest up to 20% of its assets in equity securities of foreign issuers through, but not limited to, American Depositary Receipts ("ADRs") or other depositary receipts. In determining whether an issuer is foreign, DSM will consider various factors, including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized. The weight given to each of these factors will vary depending upon the circumstances and as determined by the DSM. The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global economy. The Fund may invest greater than 25% of its assets in one or more of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services.

DSM is a research-driven investment manager. Potential investments are identified based on each issuer’s detailed financial and operational history and on proprietary projections of future company results prepared by in-house analysts. These projections are based on modeling of the company, discussions with the management of the company and its competitors, interviews with industry experts, a study of the candidate’s industry, and the significant factors that drive industry growth. The “bottom-up” research process involves using various criteria, including reviewing a company’s:

•	revenue growth

•	prudent use of debt

•	earnings growth

•	lack of earnings misses

•	free cash flow

•	open and experienced management

•	profitability
In addition to superior fundamental characteristics, in order for DSM to purchase an equity security, the issuer must also have an attractive valuation. One of DSM’s valuation methods involves a historical evaluation of investor sentiment regarding each issuer’s shares to determine typical price-to-earnings (“P/E”) ratios when the issuer is “in favor” or “out of favor.” In addition, DSM studies the effect of past and current interest rates on the P/E ratio of each company’s shares, and projects these effects going forward. These valuation methods support investment decisions regarding the price and timing of purchases and sales of equity securities as well as the size of positions.

Ohio Tax-Free Bond Fund. The Fund primarily invests in securities of issuers located in the State of Ohio and is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund invests primarily in Ohio municipal obligations rated within the three highest rating categories. The Fund may also purchase Ohio municipal obligations and other securities rated within the four highest rating categories. The Fund may purchase unrated obligations that Fort Washington, the Fund's sub-advisor, determines to be of comparable quality. If a security’s rating is reduced below the four highest rating categories, the security will be sold in a timely manner. A security may also be sold due to changes in market conditions or Fort Washington's outlook. The Fund will seek to maintain an average weighted maturity of more than 10 years, but may reduce its average weighted maturity to 10 years or below if warranted by market conditions.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in private activity bonds and industrial development bonds which may be backed only by non-governmental entities. Under normal circumstances, the Fund will limit its investment in securities whose income is subject to federal income tax, including the alternative minimum tax, and Ohio personal income tax, to less than 20% of its assets. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

Small Company Fund. The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the holding size exceeds the portfolio managers' company or sector weighting guidelines and/or to take advantage of a more attractive investment opportunity. The Fund may also sell a partial position in a security in order to manage the size of the position. A security may also be sold to meet redemptions.

Value Fund. The Fund's sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC's ("BHMS") investment management approach may be described as traditional value with a focus on income from dividends because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature. BHMS’s process seeks to identify the reasons for a temporary undervaluation of a company’s shares and believes that value can be added through individual stock selection.

Can a Fund Depart From its Principal Investment Strategies?

In addition to the investments and strategies described in this prospectus, each Fund may invest in other securities, use other strategies and engage in other investment practices. These permitted investments and strategies are described in detail in the Funds’ Statement of Additional Information (“SAI”).

Each Fund’s investment goal is non-fundamental, and may be changed by the Trust’s Board of Trustees (the "Board") without shareholder approval.  Shareholders will be notified at least 60 days before any change takes effect.

The investments and strategies described throughout this prospectus are those that the Funds use under normal circumstances.  During unusual economic or market conditions, or for temporary defensive purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements, and short-term obligations (i.e., fixed and variable rate securities and high quality debt securities of corporate and government issuers) that would not ordinarily be consistent with the Funds’ goals.  This defensive investing may increase a Fund’s taxable income, and when a Fund is invested defensively, it may not achieve its investment goal.  A Fund will do so only if the Fund’s sub-advisor believes that the risk of loss in using the Fund’s normal strategies and investments outweighs the opportunity for gains.  Of course, there can be no guarantee that any Fund will achieve its investment goal.

80% Investment Policy. Certain of the Funds have adopted a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its name (the “80% Policy”). For purposes of this 80% Policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. A Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when a Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings but would have to make any new investments in such a way as to comply with the 80% Policy.

The Ohio-Tax Free Bond Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund’s shareholders.

Change in Market Capitalization. A Fund may specify in its principal investment strategy a market capitalization range for acquiring portfolio securities. If a security that is within the range for a Fund at the time of purchase later falls outside the range, which is most likely to happen because of market fluctuation, the Fund may continue to hold the security if, in the sub-advisor’s judgment, the security remains otherwise consistent with the Fund’s investment goal and strategies. However, this change in market capitalization could affect the Fund’s flexibility in making new investments.

The following Funds have specified a market capitalization range: Balanced Fund, International Small Cap Fund, Large Cap Focused Fund, Large Cap Fund, Large Company Growth Fund, Small Company Fund and Value Fund.

Other Investment Companies.  A Fund may invest in securities issued by other investment companies to the extent permitted by the 1940 Act, the rules thereunder and applicable Securities and Exchange Commission (“SEC”) staff interpretations thereof, or applicable exemptive relief granted by the SEC.

Lending of Portfolio Securities. The Funds may lend their portfolio securities to brokers, dealers, and financial institutions under guidelines adopted by the Board, including a requirement that a Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Advisor will consider all relevant facts and circumstances, including the creditworthiness of the borrower. More information on securities lending is available in the SAI.

ReFlow Liquidity Program. The Funds may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. In the event the Fund uses the ReFlow service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. ReFlow’s purchases of Fund shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

What are the Principal Risks of Investing in the Funds?

The following is a list of principal risks that may apply to your investment in a Fund.  Further information about investment risks is available in the Funds’ SAI:

Risks	Balanced Fund	International Equity Fund	International Growth Opportunities Fund	International Small Cap Fund	Large Cap Focused Fund	Large Cap Fund	Large Company Growth Fund	Ohio Tax-Free Bond Fund	Small Company Fund	Value Fund
Asset-Backed Securities Risk	X
Convertible Securities Risk			X				X
Credit Risk	X							X
Depositary Receipts Risk	X	X	X	X	X		X			X
Derivatives Risk	X
Emerging Markets Risk	X	X	X	X	X		X
Equity Securities Risk	X	X	X	X	X	X	X		X	X
Fixed-Income Risk	X							X
Foreign Securities Risk	X	X	X	X	X		X		X	X
Futures Contracts Risk	X
Growth-Investing Risk			X				X
Interest Rate Risk	X							X

Risks	Balanced Fund	International Equity Fund	International Growth Opportunities Fund	International Small Cap Fund	Large Cap Focused Fund	Large Cap Fund	Large Company Growth Fund	Ohio Tax-Free Bond Fund	Small Company Fund	Value Fund
Investment-Grade Debt Securities Risk								X
Large-Cap Risk	X				X	X	X			X
Leverage Risk	X
Management Risk	X	X	X	X	X	X	X	X	X	X
Mid-Cap Risk										X
Mortgage-Backed Securities Risk	X
Mortgage Dollar Roll Risk	X
Municipal Securities Risk								X
Non-Diversification Risk			X		X	X	X	X
Non-Investment-Grade Debt Securities Risk	X
Options Risk	X
Portfolio Turnover Risk	X
Preferred Stock Risk	X		X	X	X		X			X
Sector Focus Risk			X		X		X			X
Sector and Industry Focus Risk									X
Small-Cap Risk				X					X
State Risk								X
Swap Agreements Risk	X
U.S. Government Securities Risk	X
Value Investing Risk										X

Asset-Backed Securities Risk: Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the structural features such as subordination or overcollateralization and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities’ effective durations.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include correlation risk, which is the risk that the derivative does not correlate well with the security, index, or currency to which it relates. Other risks include liquidity risk, which is the risk that the Fund may be unable to sell or close out the derivative due to an illiquid market, counterparty risk, which is the risk that the counterparty to a derivative instrument may be unwilling or unable to make required payments or otherwise meet its obligations, and leverage risk, which is the risk that a derivative could expose the Fund to magnified losses resulting from leverage. The use of derivatives for hedging purposes may result in losses that partially or completely offset gains in portfolio positions. Using derivatives can increase the volatility of the Fund’s share price. For some derivatives, it is possible for the Fund to lose more than the amount invested in the derivative instrument. Derivatives may, for federal income tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding periods for certain of the Fund’s assets and defer recognition of certain of the Fund’s losses. The Fund’s ability to invest in derivatives may be restricted by certain provisions of the federal income tax laws relating to the Fund’s qualification as a regulated investment company (“RIC”). These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

•
Leverage Risk: Leverage occurs when a Fund uses derivatives or similar instruments or techniques to gain exposure to investments in an amount that exceeds a Fund’s initial investment. The use of leverage magnifies changes in a Fund’s net asset value and thus results in increased portfolio volatility and increased risk of loss. Leverage can also create an interest expense that may lower a Fund’s overall returns. There can be no guarantee that a leveraging strategy will be successful.

•
Futures Contracts Risk: Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

•
Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the Sub-Advisor to predict future price fluctuations and the degree of correlation between the options and securities markets. When options are purchased over the counter, the Fund bears counterparty risk, which is the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

•
Swap Agreement Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates. Swaps may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap calls for payments by the Fund, the Fund must be prepared to make such payments when due. Additionally, if the counterparty’s creditworthiness declines, the value of a swap may decline. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults, or becomes insolvent, the Fund may not be able to recoup the money it expected to receive under the contract. Finally, a swap can be a form of leverage, which can magnify the Fund’s gains or losses.

Equity Securities Risk:  A Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Funds’ shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

•
Large-Cap Risk: A Fund is subject to the risk that stocks of larger companies may underperform relative to those of small- and mid-sized companies. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk: A Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Preferred Stock Risk:  Preferred stock represents an equity interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, both of which can have a negative impact on the stock’s price when interest rates decline.

•
Small-Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Fixed Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

•
Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest when due. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in non-investment grade (or "junk") bonds or lower-rated securities.

•
Interest Rate Risk: The market price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. There may be less governmental intervention in the securities markets in the near future. An increase in interest rates could negatively impact a Fund’s net asset value.

•
Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and may share certain speculative characteristics with non-investment-grade securities.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country. There is a risk that issuers of foreign securities may not be subject to accounting standards or governmental supervision comparable to those to which U.S. companies are subject and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. In addition, it may be more difficult and costly for the Fund to seek recovery from an issuer located outside the United States in the event of a default on a portfolio security or an issuer’s insolvency proceeding. To the extent a Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

While a Fund’s net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

In addition, there are risks relating to ongoing concerns regarding the economies of certain European countries and their sovereign debt, as well as the potential for one or more countries to leave the European Union. In June 2016, the United Kingdom held a referendum resulting in a vote in favor of the United Kingdom leaving the European Union. These circumstances and potential future developments could have a negative effect on the United Kingdom’s and other European countries’ economies and may result in greater volatility in global financial and currency markets.

•
Depositary Receipts Risk: Foreign receipts, which include American Depositary Receipts ("ADRs"), Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in securities of issuers located in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Growth-Investing Risk:  Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually reinvest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.

Management Risk:  In managing a Fund’s portfolio, the Advisor may engage one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage re-financings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the Fund’s mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.

Mortgage Dollar Roll Risk: Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Municipal Securities Risk: The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. In addition, the ongoing issues facing the national economy may negatively impact the economic performance of issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected, and the Trustees would reevaluate the Fund's investment goals and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. The ability of a municipal issuer to seek bankruptcy protection may be subject to the authorization of the executive or legislative branch of the state's government, and a municipal bankruptcy may be subject to challenge in the state's courts.  These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal securities or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's municipal securities in the same manner. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks or other financial institutions could have a negative effect on the value of the Fund's portfolio securities.

In making investments, the Fund and the investment sub-advisor will rely on the opinion of issuers' bond counsel. Neither the Fund nor the sub-advisor will independently review the basis for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, the Fund and its shareholders could be subject to substantial tax liabilities. Certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of municipal obligations may reduce the volume of municipal securities that qualify for federal tax exemptions. Proposals that may further restrict or eliminate the income tax exemptions for interest on municipal obligations may be introduced in the future. If any such proposal became law, it may reduce the number of municipal obligations available for purchase by the Fund and could adversely affect the Fund's shareholders by subjecting the income from the Fund to tax. If this occurs, the Fund would reevaluate its investment goals and strategies and may submit possible changes in its structure to shareholders.

Non-Diversification Risk: A non-diversified Fund may invest a significant percentage of its assets in the securities of a limited number of issuers, subject to federal income tax restrictions relating to the Fund’s qualification as a regulated investment company. Because a higher percentage of a non-diversified Fund’s holdings may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to risks associated with a single economic, business, political or regulatory event than a diversified fund.

Portfolio Turnover Risk: A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the sub-advisor determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the sub-advisor’s control. These transactions will increase a Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during a given period. Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund’s returns.

Sector and Industry Focus Risk: The Fund may invest a high percentage of its assets in specific sectors and/or industries of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector or industry of the market, positive or negative, than a fund that does not invest a high percentage of its assets in specific sectors or industries.

Sector Focus Risk: A Fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other Sector & Industry Focus Risk changes affecting one security in the sector of focus will affect other securities in that sector of focus in the same manner, thereby increasing the risk of such investments.

State Risk: Economic and political conditions in the State of Ohio may impact the value of Ohio municipal obligations. Ohio has a broad and diverse economic base that is anchored by manufacturing and includes several regional centers and corporate headquarters in addition to expanding health care and technology sectors. The state operates primarily from its general revenue fund, which is largely funded from sales and personal income taxes.

U.S. Government Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Value Investing Risk: Value investing presents the risk that the Fund’s security holdings may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values. In addition, value investing may fall out of favor and underperform growth or other styles of investing during given certain periods.

Where Can I Find Information About the Funds’ Portfolio Holdings Disclosure Policies?

A description of the Funds' policies and procedures for disclosing portfolio securities to any person is available in the SAI which can be found on the Funds' website at TouchstoneInvestments.com/resources.

THE FUNDS’ MANAGEMENT

Investment Advisor
Touchstone Advisors, Inc.
303 Broadway, Suite 1100, Cincinnati, Ohio 45202

Touchstone Advisors has been a registered investment advisor since 1994. As of September 30, 2019, Touchstone Advisors had approximately $17.7 billion in assets under management. As the Funds’ investment advisor, Touchstone Advisors reviews, supervises, and administers the Funds’ investment programs and also ensures compliance with the Funds’ investment policies and guidelines.

Touchstone Advisors is responsible for selecting each Fund’s sub-advisor(s), subject to approval by the Board.  Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise.  Touchstone Advisors considers various factors in evaluating a sub-advisor, including:

•	Level of knowledge and skill;

•	Performance as compared to its peers or benchmark;

•	Consistency of performance over 5 years or more;

•	Level of compliance with investment rules and strategies;

•	Employees, facilities and financial strength; and

•	Quality of service.

Touchstone Advisors will also continually monitor each sub-advisor’s performance through various analyses and through in-person, telephone, and written consultations with a sub-advisor.  Touchstone Advisors discusses its expectations for performance with each sub-advisor and provides evaluations and recommendations to the Board of Trustees, including whether or not a sub-advisor’s contract should be renewed, modified, or terminated.

The SEC has granted an exemptive order that permits Touchstone Strategic Trust (the “Trust”) or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements, or amend existing sub-advisory agreements without first obtaining shareholder approval.  The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Funds. Shareholders of a Fund will be notified of any changes in its sub-advisor.

Two or more sub-advisors may manage a Fund, from time to time, with each managing a portion of the Fund’s assets.  If a Fund has more than one sub-advisor, Touchstone Advisors allocates how much of a Fund’s assets are managed by each sub-advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of its evaluations of the sub-advisors.

Touchstone Advisors is also responsible for running all of the operations of the Funds, except those that are subcontracted to a sub-advisor, custodian, transfer agent, sub-administrative agent or other parties.  For its services, Touchstone Advisors is entitled to receive an investment advisory fee from each Fund at an annualized rate, based on the average daily net assets of the Fund.  The Annual Fee Rate below is the fee paid to Touchstone Advisors by each Fund, net of any advisory fee waivers and/or expense reimbursements, for the fiscal year ended June 30, 2019. Touchstone Advisors pays sub-advisory fees to each sub-advisor from its advisory fee.

Fund	Net Annual Fee Rate
Balanced Fund	0.52%
International Equity Fund	0.68%
International Growth Opportunities Fund	0.43%
International Small Cap Fund	0.91%
Large Cap Focused Fund	0.58%
Large Cap Fund*	0.68%
Large Company Growth Fund**	0.68%
Ohio Tax-Free Bond Fund	0.34%
Small Company Fund	0.63%
Value Fund	0.61%

*Effective June 1, 2019, the Fund's investment advisory fee was contractually reduced from 0.70% on the first $500 million of assets; 0.64% on the next $500 million of assets; and 0.60% on assets over $1 billion to 0.60% on the first $500 million of assets; 0.54% on the next $500 million of assets; and 0.50% on assets over $1 billion on the Fund's average daily net assets.
**Effective September 1, 2019, the Fund's investment advisory fee was contractually reduced from 0.75% on the first $500 million of assets; 0.725% on the next $1.5 billion of assets; and 0.70% on assets over $2 billion to 0.60% of the Fund's average daily net assets at all asset levels.

Advisory and Sub-Advisory Agreement Approval. A discussion of the basis for the Board’s approval of the Funds’ advisory and sub-advisory agreements can be found in the Funds' December 31, 2018 semi-annual report.

Additional Information

The Trustees of the Trust oversee generally the operations of each Fund and the Trust. The Trust enters into contractual arrangements with various parties, including, among others, the Funds' investment advisor, custodian, transfer agent, accountants and distributor, who provide services to each Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any such individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of a Fund. The Funds may make changes to this information from time to time. Neither this prospectus, the SAI or any document filed as an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or a Fund and its shareholders, or give rise to any contract or other rights in any such individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Sub-Advisors and Portfolio Managers

Listed below are the sub-advisors and their respective portfolio managers that have responsibility for the day-to-day management of each Fund. A brief biographical description of each portfolio manager is also provided. The SAI provides additional information about the portfolio managers’ investments in the Fund or Funds that they manage, a description of their compensation structure, and information regarding other accounts that they manage.

International Growth Opportunities Fund and Large Company Growth Fund

DSM Capital Partners LLC (“DSM”), located at  7111 Fairway Drive, Suite 350, Palm Beach Gardens, Florida 33418, serves as sub-advisor to the International Growth Opportunities Fund and Large Company Growth Fund and served as investment advisor to the corresponding Predecessor Funds since their inception on March 28, 2012 and August 28, 2009, respectively.  As sub-advisor, DSM will make investment decisions for the Funds and will also seek to ensure compliance with the Funds' investment policies and guidelines.  DSM was founded in 2001 and serves as investment advisor to endowments and foundations, pensions plans, family offices, high net worth individual investors, and corporations. DSM is owned by its co-founders Stephen Memishian and Daniel Strickberger.  As of June 30, 2019, DSM had approximately $7 billion in assets under management.

Daniel Strickberger, Chief Investment Officer, co-founded DSM in February 2001 and has served as a Managing Partner ever since. Mr. Strickberger serves as portfolio manager for the Funds and served as portfolio manager for the corresponding Predecessor Funds since their inception in 2012 and 2009, respectively. Prior to co-founding DSM, Mr. Strickberger was a partner at W.P. Stewart & Company and Lazard Freres & Co.

International Small Cap Fund

Copper Rock Capital Partners LLC (“Copper Rock”), a SEC-registered advisor located at 200 Clarendon Street, 51st Floor, Boston, Massachusetts 02116, serves as sub-advisor to the International Small Cap Fund. As sub-advisor, Copper Rock makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. Copper Rock was established in 2005 and also manages discretionary equity portfolios for institutional accounts. As of June 30, 2019, Copper Rock managed approximately $4.5 billion in assets.  Stephen Dexter is the lead Portfolio Manager responsible for all final investment decisions. David Dineen, CFA, is a Portfolio Manager and assists Mr. Dexter on a daily basis.

Stephen Dexter serves as Partner, Chief Investment Officer and Lead Portfolio Manager for the Global Equities Team, positions he has held since joining Copper Rock in November 2008. Prior to joining Copper Rock, Mr. Dexter served as

Managing Director and as Chief Investment Officer for the Global and International Growth Equity Team at Putnam Investments from 1999 to October 2008.

David Dineen, CFA, serves as a Portfolio Manager on the Global Equities Team, a position he has held since joining Copper Rock in August 2017.  Prior to joining Copper Rock, David was a Portfolio Manager with Granahan Investment Management where he oversaw the firm’s International and Global Small Cap strategies from 2015 to 2017.

Large Cap Fund

London Company of Virginia d/b/a The London Company (“The London Company”), located at 1800 Bayberry Court, Suite 301, Richmond, Virginia, 23226, serves as sub-advisor to the Large Cap Fund. As sub-advisor, The London Company makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. The London Company was founded in 1994 and is majority employee owned. Stephen Goddard may be deemed to be a control person of The London Company through his ownership in TLC Holdings LLC, which owns approximately 75% of The London Company. As of June 30, 2019, The London Company had approximately $9.2 billion in assets under management.

Stephen Goddard, CFA, CIO and Lead Portfolio Manager, founded The London Company in 1994. Previously, he held Senior Portfolio Management positions at CFB Advisory and Flippin, Bruce & Porter. He has over 25 years of investment experience.

J. Brian Campbell, CFA, Portfolio Manager. Mr. Campbell joined The London Company in 2010. Prior to joining The London Company, he was a Portfolio Manager and the Director of Research at Hilliard Lyons Capital Management from 2004 to 2010.

Mark DeVaul, CFA, CPA, Portfolio Manager. Mr. DeVaul joined The London Company in 2011. Previously he served as Portfolio Manager at Beacon Capital Management from 2010 to 2011 and Equity Research Analyst at Nuveen Investments from 2002 to 2009.

Jon Moody, CFA, Principal and Portfolio Manager, joined The London Company in 2002. He has been a Principal since 2010. Previously, he founded Primary Research Group.

Sam Hutchings, CFA, Portfolio Manager, joined the London Company in 2015. Prior to joining The London Company, he was a Research Associate with Eaton Vance and a Senior Consultant at FactSet Research Systems. He has 9 years of investment experience.

Prior Performance for Similar Accounts Managed by The London Company

The following tables set forth composite performance data relating to the historical performance of all accounts managed by The London Company for the periods indicated with investment objectives, policies, strategies, and risks substantially similar to those of the Fund. The data is provided to illustrate the past performance of The London Company in managing substantially similar accounts as measured against market indices and does not represent the performance of the Fund.

The London Company Large Cap accounts (the “Accounts”) comprising the composite are not subject to the same types of expenses to which the Fund is subject, certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Code. Thus, the performance results for the Accounts could have been adversely affected if the Accounts had been regulated as investment companies under federal securities and tax laws. You should not consider this performance data as an indication of future performance of the Fund.

Average Annual Total Returns (NET)
For the periods ended June 30, 2019

	1 Year	5 Years	10 Years	Since Inception*
The London Company Large Cap Composite (NET)	7.80%	8.50%	14.50%	10.90%
Russell 1000® Index (reflects no deductions for fees, expenses, or taxes)	10.00%	10.50%	14.80%	10.10%
*Inception date for the Composite is June 30, 1994.

The composite is managed by The London Company and Stephen Goddard. The composite’s performance was calculated using the standardized SEC method to calculate the performance. The composite returns are net of actual fees and expenses and reflect the reinvestment of all income. The returns of The London Company have been independently verified since June 30, 1994 by ACA Performance Services. Verification assesses whether (1) the firm has complied with all the composite construction requirements of the Global Investment Performance Standards (“GIPS”) on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with GIPS.

Actual fees may vary depending on, among other things, the applicable management fee schedule and portfolio size. The returns shown are net of all fees and expenses. The fees and expenses of the composite are lower than the operating expenses of the Fund and accordingly, the performance results of the composite are higher than what the Fund’s performance would have been. The Fund’s fees are reflected in its fee table in the Summary of this prospectus.

Balanced Fund, International Equity Fund, Large Cap Focused Fund, Ohio Tax-Free Bond Fund, and Small Company Fund

Fort Washington Investment Advisors, Inc. (“Fort Washington”), located at 303 Broadway, Suite 1200, Cincinnati, Ohio 45202, serves as sub-advisor to the Balanced Fund, International Equity Fund, Large Cap Focused Fund, Ohio Tax-Free Bond Fund, and Small Company Fund. Fort Washington has been a registered investment advisor since 1990 and provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. Fort Washington makes the daily decisions regarding buying and selling specific securities for the Funds, according to the Funds' investment goals and strategies. As of June 30, 2019, Fort Washington managed approximately $60.6 billion in assets under management (includes assets under management by Fort Washington of $56.9 billion and $3.7 billion in commitments managed by Fort Washington Capital Partners Group (FW Capital), a division of Fort Washington).

Balanced Fund

Timothy J. Policinski, CFA, is the primary manager of the Balanced Fund.  Mr. Policinski is a Managing Director and Senior Portfolio Manager.  He has worked at Fort Washington since 2001.  Mr. Policinski has over 20 years of fixed income management experience.

Daniel J. Carter, CFA, began as an Assistant Portfolio Manager of Fort Washington in 2000 and has been an Assistant Vice President and Portfolio Manager since 2007. Mr. Carter has co-managed the Balanced Fund since its inception in 2017.

James Wilhelm, Managing Director, Head of Public Equities, and Senior Portfolio Manager, joined Fort Washington in 2002. Mr. Wilhelm has investment experience dating back to 1993. He began as a Senior Equity Analyst in 2002 and was named Portfolio Manager in 2005. He became Assistant Vice President in 2007, Vice President in 2008, Managing Director in 2014, and Head of Public Equities in 2015. He has co-managed the Balanced Fund since its inception in 2017.

International Equity Fund

Andrew Boczek is the portfolio manager of the International Equity Fund and joined Fort Washington in 2017. Mr. Boczek is a Vice President and Senior Portfolio Manager. Mr. Boczek served as the portfolio manager of the Predecessor Fund, which was managed by Sentinel Asset Management, Inc. ("Sentinel"), from 2012 to 2017. Prior to joining Sentinel, from 2006-2012, Mr. Boczek served as an analyst with Legend Capital Management, LLC. Prior to Legend Capital, Mr. Boczek served as an analyst on the International Value team at Artisan Partners LP from 2002 to 2006.

Large Cap Focused Fund

James Wilhelm, Managing Director, Head of Public Equities, and Senior Portfolio Manager, joined Fort Washington in 2002. He has investment experience dating back to 1993. He began as a Senior Equity Analyst in 2002 and was named Portfolio Manager in 2005. He became Assistant Vice President in 2007, Vice President in 2008, Managing Director in 2014, and Head of Public Equities in 2015.

Ohio Tax-Free Bond Fund

John J. Goetz, CFA is primarily responsible for managing the Fund's portfolio. Mr. Goetz has been a Vice President and Senior Portfolio Manager of Fort Washington since 2000 and was employed by the Fund's previous investment advisor from 1981 until 2000.

Richard Ellensohn is the co-manager of the Fund. Mr. Ellensohn began working at Fort Washington in May 2000 as an
Analyst, was named Assistant Portfolio Manager in February 2007, and was named Portfolio Manager in March 2012.

Small Company Fund

Jason Ronovech is lead manager of the Small Company Fund and joined Fort Washington in 2017. Mr. Ronovech is a Vice President and Senior Portfolio Manager. Mr. Ronovech served as the portfolio manager of the Predecessor Fund, which was managed by Sentinel, from 2013 to 2017. Prior to joining Sentinel, Mr. Ronovech was a portfolio manager with Paradigm Capital Management, where he co-managed the firm’s flagship Small Cap and Smid Cap portfolios. In addition to his management responsibilities, Mr. Ronovech built and led Paradigm’s equity research team and served as lead analyst for the technology, consumer and health care sectors over the course of his 12 years with the firm.

Value Fund

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), a SEC-registered advisor located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, serves as sub-advisor to the Value Fund. As sub-advisor, BHMS makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. BHMS has provided value-oriented investment strategies to institutional investors and mutual funds since 1979. As of June 30, 2019, BHMS managed approximately $76.5 billion in assets under management.

David Ganucheau, CFA joined BHMS in March 2004.  Mr. Ganucheau is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.

Mark Giambrone joined BHMS in January 1999.  Mr. Giambrone is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.

Lewis Ropp joined BHMS in 2001.  Mr. Ropp is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.

CHOOSING A CLASS OF SHARES

Share Class Offerings.  Each class of shares has different sales charges and distribution fees.  The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase. In addition, certain intermediaries may provide different sales charge discounts and waivers. These sales charge variations and the applicable intermediaries are described in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to this prospectus.

Class A Shares

The offering price of Class A shares of each Fund is equal to its net asset value (“NAV”) plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment. Class A shares are subject to a Rule 12b-1 distribution fee of up to 0.25% of the Fund’s average daily net assets allocable to Class A shares.

Class A Sales Charge. The following tables show the amount of front-end sales charge you will pay on purchases of Class A shares for the Touchstone equity funds and the Touchstone fixed income funds.

For these purposes, the following Funds are "Touchstone equity funds": Balanced Fund, International Equity Fund, International Growth Opportunities Fund, International Small Cap Fund, Large Cap Focused Fund, Large Cap Fund, Large Company Growth Fund, Small Company Fund, and Value Fund, and the following Fund is a "Touchstone fixed income fund": Ohio Tax-Free Bond.

Applicable to Touchstone equity funds:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $1 million	2.00%	2.04%	1.75%
$1 million or more	0.00%	0.00%	None*
* Distributor may pay a Finder's Fee (as defined in the Funds' SAI) on qualifying assets to dealers who initiate purchases of Class A shares of the Touchstone equity funds of $1,000,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 1.00%.

Applicable to Touchstone fixed income funds:

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Offering Price
Under $50,000	2.00%	2.04%	1.75%
$50,000 but less than $100,000	1.50%	1.52%	1.25%
$100,000 but less than $250,000	1.00%	1.01%	0.85%
$250,000 but less than $500,000	0.50%	0.50%	0.40%
$500,000 or more	0.00%	0.00%	None*
 * Distributor may pay a Finder's Fee on qualifying assets to dealers who initiate purchases of Class A shares of the Touchstone fixed income funds of $500,000 or more. However if shares are redeemed prior to 12 months after the date of purchase they may be subject to a CDSC of up to 0.50%. No Finder's Fee is payable on purchases of the Touchstone Ultra Short Duration Fixed Income Fund, a Touchstone fund offered in a separate prospectus.

Waiver of Class A Sales Charge.* There is no front-end sales charge if you invest $1 million or more in any share class of the Touchstone equity funds. Additionally, there is no front-end sales charge if you invest $500,000 or more in any share class of the Touchstone fixed income funds. If you redeem shares that were part of the $1 million or $500,000 breakpoint purchase within one year of that purchase, you may pay a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50%, respectively, on the shares redeemed if a commission was paid by Touchstone Securities, Inc. (the "Distributor" or "Touchstone Securities") to a participating unaffiliated broker-dealer. There is no front-end sales charge on exchanges between Funds with the same load schedule or from a higher load schedule to a lower load schedule. In addition, there is no front-end sales charge on the following purchases:

•	Purchases by registered representatives or other employees** (and their immediate family members***) of financial intermediaries having selling agreements with Touchstone Securities.

•
Purchases in accounts as to which a broker-dealer or other financial intermediary charges an asset management fee economically comparable to a sales charge, provided the broker-dealer or other financial intermediary has a selling agreement with Touchstone Securities.

•	Purchases by a trust department of any financial intermediary serving in a fiduciary capacity as trustee to any trust over which it has discretionary trading authority.

•
Purchases through a financial intermediary that has agreements with Touchstone Securities, or whose programs are available through financial intermediaries that have agreements with Touchstone Securities relating to mutual fund supermarket programs, fee-based wrap or asset allocation programs.

•
Purchases by an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 in plan assets.  This waiver applies to any investing employee benefit plan meeting the minimum eligibility requirements and whose transactions are executed through a financial intermediary that has entered into an agreement with Touchstone Securities to use the Touchstone Funds in connection with the plan’s accounts.  The term “employee benefit plan” applies to qualified pension, profit-sharing, or other employee benefit plans.

•	Purchases by an employee benefit plan that is provided administrative services by a third party administrator that has entered into a special service arrangement with Touchstone Securities.

•	Reinvestment of redemption proceeds from Class A shares of any Touchstone Fund if the reinvestment occurs within 90 days of redemption.

*Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in the prospectus for a description of variations in sales charges and waivers for Fund shares purchased through Merrill Lynch, Morgan Stanley, Ameriprise Financial, and Raymond James.
**The term “employee” is deemed to include current and retired employees.
***Immediate family members are defined as the parents, mother-in-law or father-in-law, spouse, brother or sister, brother-in-law or sister-in-law, son-in-law or daughter-in-law, niece or nephew and children of a registered representative or employee, and any other individual to whom the registered representative or employee provides material support.

Touchstone Securities has agreed to waive the Class A sales charge for clients of financial intermediaries that have entered into an agreement with Touchstone Securities to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to their customers. As of the date of this Prospectus, this arrangement applies to shareholders purchasing Fund shares through platforms at the following intermediaries:

•	Merrill Lynch

•	RBC

•	JP Morgan Securities

•	Raymond James

•	Ameriprise Financial

Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in the prospectus for a description of variations in sales charges and waivers for Fund shares purchased through Merrill Lynch, Morgan Stanley, Ameriprise Financial, and Raymond James. You should ask your financial intermediary if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals.  The intermediaries sponsoring or participating in these mutual fund programs may also offer their clients other classes of shares of the funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program.  Investors should carefully consider any separate transaction fee or other fees charged by these programs in connection with investing in each available share class before selecting a share class.

You must notify your financial intermediary (or Touchstone Securities for purchases made directly from the Funds) at the time of purchase that you believe you qualify for a sales charge waiver, in addition to providing appropriate proof of your eligibility. Failure to provide such notification and proof may result in you not receiving the sales charge waiver to which you are otherwise entitled. For direct purchases through Touchstone Securities you may apply for a waiver by marking the appropriate section on the investment application and completing the “Special Account Options” form.  You can obtain the application and form by calling Touchstone at 1.800.543.0407 or by visiting the Touchstone Funds' website: TouchstoneInvestments.com.  Purchases at NAV may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Fund.  At the option of the Fund, the front-end sales charge may be included on future purchases.

Reduced Class A Sales Charge. You may also purchase Class A shares of a Fund at the reduced sales charges shown in the table above through the Rights of Accumulation Program or by signing a Letter of Intent.  The following purchasers (“Qualified Purchasers”) may qualify for a reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

•	an individual, an individual’s spouse, or an individual’s children under the age of 21; or

•	a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved.

The following accounts (“Qualified Accounts”) held in any Touchstone Fund may be grouped together to qualify for the reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

•	Individual accounts

•	Joint tenant with rights of survivorship accounts

•	Uniform Gifts/Transfers to Minors Act (“UGTMA”) Accounts

•	Trust accounts

•	Estate accounts

•	Guardian/Conservator accounts

•	Individual Retirement Accounts ("IRAs"), including Traditional, Roth, Simplified Employee Pension Plans ("SEP") and Savings Incentive Match Plan for Employees ("SIMPLE")

•	Coverdell Education Savings Accounts ("Education IRAs")

Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in the prospectus for a description of variations in sales charges and waivers for Fund shares purchased through Merrill Lynch, Morgan Stanley, Ameriprise Financial, and Raymond James.

Rights of Accumulation Program. Under the Rights of Accumulation Program, you may qualify for a reduced sales charge by aggregating all of your investments held in a Qualified Account.  You or your dealer must notify Touchstone Securities at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide either a list of account numbers or copies of account statements verifying your qualification.  If your shares are held directly in a Touchstone Fund or through a dealer, you may combine the historical cost or current NAV (whichever is higher) of your existing shares of any Touchstone Fund with the amount of your current purchase in order to take advantage of the reduced sales charge.  Historical cost is the price you actually paid for the shares you own, plus your reinvested dividends and capital gains.  If you are using historical cost to qualify for a reduced sales charge, you should retain any records to substantiate your historical costs since the Fund, its transfer agent or your broker-dealer may not maintain this information.

If your shares are held through a financial intermediary, you may combine the current NAV of your existing shares of any Touchstone Fund with the amount of your current purchase in order to take advantage of the reduced sales charge.  You or your financial intermediary must notify Touchstone at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide copies of account statements dated within three months of your current purchase verifying your qualification.

Upon receipt of the above referenced supporting documentation, Touchstone Securities will calculate the combined value of all of the Qualified Purchaser’s Qualified Accounts to determine if the current purchase is eligible for a reduced sales charge.  Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with purchases for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in the prospectus for a description of variations in sales charges and waivers for Fund shares purchased through Merrill Lynch, Morgan Stanley, Ameriprise Financial, and Raymond James.

Letter of Intent. If you plan to invest at least $25,000 in Class A shares of Touchstone equity funds sold with a front-end sales charge or $50,000 in Class A shares of Touchstone fixed income funds sold with a front-end sales charge (excluding any reinvestment of dividends and capital gains distributions) during the next 13 months you may qualify for a reduced sales charge by completing the Letter of Intent section of your account application. A Letter of Intent indicates your intent to purchase at least $25,000 in Class A shares of any Touchstone equity fund sold with a front-end sales charge or at least $50,000 in Class A shares of any Touchstone fixed income fund sold with a front-end sales charge over the next 13 months in exchange for a reduced sales charge indicated on the above chart. The minimum initial investment under a Letter of Intent is $10,000. You are not obligated to purchase additional shares if you complete a Letter of Intent. If you do not buy enough shares to qualify for the projected level of sales charge by the end of the 13-month period (or when you sell your shares, if earlier), then your sales charge will be recalculated to reflect your actual purchase level. During the term of the Letter of Intent, shares representing 5% of your intended purchase will be held in escrow. If you do not purchase enough shares during the 13-month period to qualify for the projected reduced sales charge, the additional sales charge will be deducted from your escrow account. If you have purchased Class A shares of any Touchstone Fund sold with a front-end sales charge within 90 days prior to signing a Letter of Intent, they may be included as part of your intended purchase, however, previous purchase transactions will not be recalculated with the proposed new breakpoint. You must provide either a list of account numbers or copies of account statements verifying your purchases within the past 90 days.

Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in the prospectus for a description of variations in sales charges and waivers for Fund shares purchased through Merrill Lynch, Morgan Stanley, Ameriprise Financial, and Raymond James.

Other Information.  Information about sales charges and breakpoints is also available in a clear and prominent format on the Touchstone Funds' website: TouchstoneInvestments.com. You can access this information by selecting “Sales Charges and Breakpoints” under the “Mutual Funds” link.  For more information about qualifying for a reduced or waived sales charge, contact your financial advisor or contact Touchstone at 1.800.543.0407.

Class C Shares

Class C shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds.  Class C shares are subject to a Rule 12b-1 fee.  A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them. In most cases it is more advantageous to purchase Class A shares for amounts of $1 million or more. Therefore, a request to purchase Class C shares for $1 million or more will be considered as a purchase request for Class A shares or declined. Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in the prospectus for a description of variations in sales charges and waivers for Fund shares purchased through Merrill Lynch, Morgan Stanley, Ameriprise Financial, and Raymond James.

Effective January 1, 2019 (the “Effective Date”), Class C shares of each Fund will automatically convert into Class A shares of the same Fund after they have been held for 10 years. The conversion will not be considered a taxable event for federal income tax purposes. These automatic conversions will be executed without any sales charge (including CDSCs), redemption or transaction fee, or other charge. After such a conversion takes place, the shares will be subject to all features, rights and expenses of Class A shares. If you hold Class C shares through certain financial intermediaries, such as an omnibus account or group retirement record keeping platform, your intermediary may not be able to track the amount of time you held your Class C shares purchased before
January 1, 2019. In these instances, Class C shares held prior to the Effective Date would convert to Class A shares 10 years after the Effective Date.

Class Y Shares

Class Y shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds.  Class Y shares are not subject to a Rule 12b-1 fee or CDSC. In addition, Class Y shares may be purchased through certain mutual fund programs sponsored by qualified intermediaries, such as broker-dealers and investment advisors.  In each case, the intermediary has entered into an agreement with Touchstone Securities to include the Touchstone Funds in their program where the intermediary provides investors participating in their program with additional services, including advisory, asset allocation, recordkeeping or other services.  You should ask your financial institution if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals.  The intermediaries sponsoring or participating in these mutual fund programs may also offer their clients other classes of shares of the funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program.  Investors should carefully consider any separate transaction fee or other fees charged by these programs in connection with investing in each available share class before selecting a share class.

Institutional Class Shares (all Funds except Balanced Fund)

Institutional Class shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds.  Institutional Class shares are not subject to a Rule 12b-1 fee or CDSC.
Class R6 Shares (Small Company Fund only)

No dealer compensation is paid from the sale of Class R6 shares of a Fund. Class R6 shares of the Fund are sold at NAV and do not pay a sales charge, Rule 12b-1 fee, impose a CDSC, or make payments to financial intermediaries/broker-dealers for assisting the Distributor in promoting the sales of a Fund's shares. In addition, neither the Fund nor its affiliates make any type of administrative, service, relationship, or revenue sharing payments in connection with Class R6 shares.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Rule 12b-1 Distribution Plans. Each Fund offering Class A shares and Class C shares has adopted a distribution plan under Rule 12b-1 of the 1940 Act. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, the Funds pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

Additional Compensation to Financial Intermediaries.  Touchstone Securities, the Trust’s principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers.  Touchstone Securities pursues a focused distribution strategy with a limited number of dealers who have sold shares of a Fund or other Touchstone Funds.  Touchstone Securities reviews and makes changes to the focused distribution strategy on a periodic basis.  These payments are generally based on a pro rata share of a dealer’s sales.  Touchstone Securities may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs.

Touchstone Advisors, at its own expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for certain services including distribution, administrative, sub-accounting, sub-transfer agency and/or shareholder servicing activities.  These additional cash payments to a financial intermediary are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees).  These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary bears certain costs in connection with providing shareholder services to Fund shareholders.  Touchstone Advisors may also reimburse Touchstone Securities for making these payments.

Touchstone Advisors and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.  The amount and value of additional cash payments vary for each financial intermediary.  The additional cash payment arrangement between a particular financial intermediary and Touchstone Advisors or its affiliates may provide for increased rates of compensation as the dollar value of the Fund’s shares or particular class of shares sold or invested through such financial intermediary increases.  The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend a Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid.  You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.  Although the Funds may use financial firms that sell the Funds’ shares to effect portfolio transactions for the Funds, the Funds and Touchstone Advisors will not consider the sale of a Fund’s shares as a factor when choosing financial firms to effect those transactions.  For more information on payment arrangements, please see the section entitled “Touchstone Securities” in the SAI.

INVESTING WITH TOUCHSTONE

Choosing the Appropriate Investments to Match Your Goals.  Investing well requires a plan.  We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

Purchasing Your Shares

Please read this prospectus carefully and then determine how much you want to invest.

•	Classes A and C shares may be purchased directly through Touchstone Securities, Inc. ("Touchstone Securities") or through your financial intermediary.

•	Class Y shares are available through certain financial intermediaries who have appropriate selling agreements in place with Touchstone Securities.

•	Institutional Class and Class R6 shares may be purchased directly through Touchstone Securities or through your financial intermediary.

In order to open an account you must complete an investment application. You can obtain an investment application from Touchstone Securities, your financial advisor or other financial intermediary, or by visiting TouchstoneInvestments.com.  You may purchase shares in the Fund on a day when the New York Stock Exchange ("NYSE") is open for trading ("Business Day"). For more information about how to purchase shares, call Touchstone Securities at 1.800.543.0407.

Subject to the restrictions on new accounts described in the section of this prospectus entitled “Buying and Selling Fund Shares,” you may purchase shares of the Fund directly from Touchstone Securities, Inc. or through your financial intermediary.

Investor Alert:  Each Touchstone Fund reserves the right to restrict or reject any purchase request, including exchanges from other Touchstone Funds, which it regards as disruptive to efficient portfolio management.  For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.  (See “Market Timing Policy” in this prospectus.)  Touchstone Securities may change applicable initial and additional investment minimums at any time.

Opening an Account

Important Information About Procedures for Opening an Account. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you.  We may also ask to see your driver’s license or other identifying documents.  If we do not receive these required pieces of information, there will be a delay in processing your investment request, which could subject your investment to market risk.  If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified.  However, if we are unable to completely verify your identity through our verification process, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. Eastern time ), on the day that your account is closed.  If we close your account because we are unable to completely verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Investing in the Funds

By mail or through your financial advisor

•	Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds. We do not accept third party checks for initial investments.

•
Send your check with the completed investment application by regular mail to Touchstone Investments, P.O. Box 9878, Providence, Rhode Island 02940, or by overnight mail to Touchstone Investments, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, Massachusetts 01581.

•
Your application will be processed subject to your check clearing.  If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

•	You may also open an account through your financial advisor.

By wire or Automated Clearing House (“ACH”)

•	You may open an account by purchasing shares by wire or ACH transfer. Call Touchstone Investments at 1.800.543.0407 for wire or ACH instructions.

•	Touchstone Securities will not process wire or ACH purchases until it receives a completed investment application.

•
There is no charge imposed by the Funds to make a wire or ACH purchase.  Your bank, financial intermediary or processing organization may charge a fee to send a wire or ACH purchase to Touchstone Securities.

Through your financial intermediary

•	You may invest in certain share classes by establishing an account through financial intermediaries that have appropriate selling agreements with Touchstone Securities.

•	Your financial intermediary will act as the shareholder of record of your shares.

•	Financial intermediaries may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.

•	Financial intermediaries may designate intermediaries to accept purchase and sales orders on the Funds’ behalf.

•	Your financial intermediaries may receive compensation from the Funds, Touchstone Securities, Touchstone Advisors or their affiliates.

•	Before investing in the Funds through your financial intermediary, you should read any materials provided by your financial intermediary together with this prospectus.

By exchange. Touchstone Funds may be exchanged pursuant to the exchange rules outlined below:

•	Class A shares may be exchanged into Class A shares of any other Touchstone Fund at NAV, although Touchstone Funds that are closed to new investors may not accept exchanges.

•	Class C shares may be exchanged into Class C shares of any other Touchstone Fund, although Touchstone Funds that are closed to new investors may not accept exchanges.

•
Class Y shares of a Fund are exchangeable for Class Y shares of any other Touchstone Fund, as long as investment minimums and proper selling agreement requirements are met. Class Y shares may be available through financial intermediaries that have appropriate selling agreements with Touchstone Securities, or through “processing organizations” (e.g., mutual fund supermarkets) that purchase shares for their customers. Touchstone Funds that are closed to new investors may not accept exchanges.

•
Institutional Class shares of the Funds are exchangeable for Institutional Class shares of any other Touchstone Fund as long as investment minimums and proper selling agreement requirements are met, although Touchstone Funds that are closed to new investors may not accept exchanges.

•
Class A, C, Y, and R6 shareholders who are eligible to invest in Institutional Class shares are eligible to exchange their Class A shares, Class C shares, and Class Y shares and Class R6 shares for Institutional Class shares of the same Fund, if offered in their state, and such an exchange can be accommodated by their financial intermediary. Please see the Statement of Additional Information for more information under “Choosing a Class of Shares”.

•
Class A and Class C shareholders who are eligible to invest in Class Y shares are eligible to exchange their Class A shares and/or Class C shares for Class Y shares of the same Fund, if offered in their state and such an exchange can be accommodated by their financial intermediary.

IMPORTANT INFORMATION ABOUT EXCHANGES: Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange.  However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending on when you originally purchased the exchanged shares.  For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

Before making an exchange of your Fund shares, you should carefully review the disclosure provided in the prospectus relating to the Fund into which you are exchanging. Touchstone Funds that are closed to new investors may not accept exchanges. You do not have to pay any exchange fee for your exchange, but if you exchange from a Fund with a lower load schedule to a Fund with a higher load schedule you may be charged the load differential.

You may realize a taxable gain if you exchange shares of a Fund for shares of another Fund.  See “Distributions and Taxes — Federal Income Tax Information” for more information and the federal income tax consequences of such an exchange.

Through retirement plans. You may invest in certain Funds through various retirement plans.  These include individual retirement plans and employer sponsored retirement plans.

Individual Retirement Plans

•	Traditional IRAs

•	SIMPLE IRAs

•	Spousal IRAs

•	Roth IRAs

•	Education IRAs

•	SEP IRAs

Employer Sponsored Retirement Plans

•	Defined benefit plans

•	Defined contribution plans (including 401(k) plans, profit sharing plans and money purchase plans)

•	457 plans

To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

For further information about any of the plans, agreements, applications and annual fees, contact Touchstone at 1.800.543.0407 or contact your financial intermediary.

Through a processing organization. You may also purchase shares of the Funds through a “processing organization,” (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers.  Some of the Touchstone Funds have authorized certain processing organizations (“Authorized Processing Organizations”) to receive purchase and sales orders on their behalf.  Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with this prospectus.  You should also ask the processing organization if they are authorized by Touchstone Securities to receive purchase and sales orders on their behalf.  If the processing organization is not authorized, then your purchase order could be rejected which could subject your investment to market risk.  When shares are purchased through an Authorized Processing Organization, there may be various differences compared to investing directly with Touchstone Securities.  The Authorized Processing Organization may:

•	Charge a fee for its services.

•	Act as the shareholder of record of the shares.

•	Set different minimum initial and additional investment requirements.

•	Impose other charges and restrictions.

•	Designate intermediaries to accept purchase and sales orders on the Funds’ behalf.

Touchstone Securities considers a purchase or sales order as received when an Authorized Processing Organization, or its authorized designee, receives the order in proper form.

Shares held through an Authorized Processing Organization may be transferred into your name following procedures established by your Authorized Processing Organization and Touchstone Securities.  Certain Authorized Processing Organizations may receive compensation from the Funds, Touchstone Securities, Touchstone Advisors or their affiliates. It is the responsibility of an Authorized Processing Organization to transmit properly completed orders so that they will be received by Touchstone Securities in a timely manner.

Pricing of Purchases

Purchase orders received in proper form by Touchstone Securities, an Authorized Processing Organization, or a financial intermediary, by the close of the regular session of trading on the NYSE, generally 4:00 p.m. Eastern time, are processed at that day’s public offering price (NAV plus any applicable sales charge). Purchase orders received after the close of the regular session of trading on the NYSE are processed at the public offering price determined on the following business day. It is the responsibility of the financial intermediary or Authorized Processing Organization to transmit orders that will be received by Touchstone Securities in proper form and in a timely manner.

Adding to Your Account

By check

•	Complete the investment form provided with a recent account statement.

•	Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to Touchstone Funds.

•	Write your account number on the check.

•
Either mail the check with the investment form to (1) Touchstone Securities; or (2) to your financial intermediary at the address printed on your account statement. Your financial advisor or financial intermediary is responsible for forwarding payment promptly to Touchstone Securities.

•	If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

Through Touchstone Securities - By telephone or Internet

•
You can exchange your shares over the telephone by calling Touchstone Securities 1.800.543.0407, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application.

•
You may also exchange your shares online via the Touchstone Funds’ website TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000.

•
In order to protect your investment assets, Touchstone Securities will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone Securities will not be liable, in those cases. Touchstone Securities has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

•	Requiring personal identification.

•	Making checks payable only to the owner(s) of the account shown on Touchstone Securities’ records.

•	Mailing checks only to the account address shown on Touchstone Securities’ records.

•	Directing wires only to the bank account shown on Touchstone Securities’ records.

•	Providing written confirmation for transactions requested by telephone.

•	Digitally recording instructions received by telephone.

By wire or ACH

•	Contact your bank and ask it to wire or ACH funds to Touchstone Securities. Specify your name and account number when remitting the funds.

•	Your bank may charge a fee for handling wire transfers. ACH transactions take 2-3 business days but can be transferred from most banks without a fee.

•
If you hold your shares directly with Touchstone Securities and have ACH instructions on file for your non-retirement individual or joint account you may initiate a purchase transaction through the Touchstone Funds’ website at TouchstoneInvestments.com.

•
Purchases in the Funds will be processed at that day’s NAV (or public offering price, if applicable) if Touchstone Securities receives a properly executed wire or ACH by the close of the regular session of trading on the NYSE, generally 4:00 p.m. Eastern time, on a day when the NYSE is open for regular trading.

•	Contact Touchstone Securities or your financial intermediary for further instructions.

By exchange

•	You may add to your account by exchanging shares from another Touchstone Fund.

•	For information about how to exchange shares among the Touchstone Funds, see “Investing in the Funds - By exchange” in this prospectus.

•	Exchange transactions can also be initiated for non-retirement individual or joint accounts via the Touchstone Funds’ website TouchstoneInvestments.com.

Purchases with Securities

Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund’s investment goal and is otherwise acceptable to Touchstone Advisors. Transactions of this type are generally a taxable transaction.  Shareholders should consult with their particular tax advisor regarding their personal tax situation.

Automatic Investment Options

The various ways that you can automatically invest in the Funds are outlined below.  Touchstone Securities does not charge any fees for these services.  For further details about these services, call Touchstone Securities at 1.800.543.0407.  If you hold your shares through a financial intermediary or Authorized Processing Organization, please contact them for further details on automatic investment options.

Automatic Investment Plan. You can pre-authorize monthly investments in a Fund of $50 or more to be processed electronically from a checking or savings account.  You will need to complete the appropriate section in the investment application or special account options to do this.  Amounts that are automatically invested in a Fund will not be available for redemption until three business days after the automatic reinvestment.

Reinvestment/Cross Reinvestment. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Touchstone Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash if such amounts are greater than $25; lesser amounts will be automatically reinvested in the Fund. Dividends are taxable for federal income tax purposes whether you reinvest such dividends in additional shares of a Fund or choose to receive cash. If you elect to receive dividends and distributions in cash for a non–retirement account and the payment (1) is returned and marked as “undeliverable” or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share NAV determined as of the payable date. In addition, any undeliverable checks from non-retirement accounts will be deposited into an account for potential escheatment to your state of residence. Checks from open non-retirement accounts that are not cashed for six months will be cancelled and then reinvested in the Fund at the per share NAV determined as of the date of cancellation. Otherwise, no action will be taken regarding undeliverable or uncashed checks.

Direct Deposit Purchase Plan. You may automatically invest Social Security checks, private payroll checks, pension payouts or any other pre-authorized government or private recurring payments in our Funds.

Dollar Cost Averaging. Our dollar cost averaging program allows you to diversify your investments by investing the same amount on a regular basis.  You can set up periodic automatic exchanges of at least $50 from one Touchstone Fund to any other.  The applicable sales charge, if any, will be assessed.

Selling Your Shares

If you elect to receive your redemption proceeds from a non–retirement account in cash, the payment is not cashed for six months and the account remains open, the redemption check will be cancelled and then reinvested in the Fund at the per share NAV determined as of the date of cancellation. Otherwise, no action will be taken.

Through Touchstone Securities - By telephone or Internet

•
You can sell your shares over the telephone by calling Touchstone Securities at 1.800.543.0407, unless you have specifically declined this option.  If you do not wish to have this ability, you must mark the appropriate section of the investment application.

•	You may also sell your shares online via the Touchstone Funds’ website: TouchstoneInvestments.com.

•	You may sell shares over the telephone or via the Internet only if the value of the shares sold is less than or equal to $100,000.

•	Shares held in qualified retirement plans cannot be sold via Internet.

•
If we receive your sale request by the close of the regular session of trading on the NYSE, generally 4:00 p.m. Eastern time, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that Business Day.  Otherwise it will occur on the next Business Day.

•
Interruptions in telephone or Internet service could prevent you from selling your shares when you want to.  When you have difficulty making telephone or Internet sales, you should mail to Touchstone Securities (or send by overnight delivery) a written request for the sale of your shares.

•
In order to protect your investment assets, Touchstone Securities will only follow instructions received by telephone that it reasonably believes to be genuine.  However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone Securities will not be liable, in those cases.  Touchstone Securities has certain procedures to confirm that telephone instructions are genuine.  If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions.  Some of these procedures may include:

•	Requiring personal identification.

•	Making checks payable only to the owner(s) of the account shown on Touchstone Securities’ records.

•	Mailing checks only to the account address shown on Touchstone Securities’ records.

•	Directing wires only to the bank account shown on Touchstone Securities’ records.

•	Providing written confirmation for transactions requested by telephone.

•	Digitally recording instructions received by telephone.

Through Touchstone Securities - By mail

•	Write to Touchstone Securities, P.O. Box 9878, Providence, Rhode Island 02940.

•	Indicate the number of shares or dollar amount to be sold.

•	Include your name and account number.

•	Sign your request exactly as your name appears on your investment application.

•	You may be required to have your signature guaranteed. (See “Signature Guarantees” in this prospectus for more information).

Through Touchstone Securities - By wire

•	Complete the appropriate information on the investment application.

•	If your proceeds are $1,000 or more, you may request that Touchstone Securities wire them to your bank account.

•
You may be charged a fee of up to $15 by a Fund or a Fund’s Authorized Processing Organization for wiring redemption proceeds.  You may also be charged a fee by your bank. Certain institutional shareholders who trade daily are not charged wire redemption fees.

•
Your redemption proceeds may be deposited directly into your bank account through an ACH transaction.  There is no fee imposed by the Funds for ACH transactions, however, you may be charged a fee by your bank to receive an ACH transaction.  Contact Touchstone Securities for more information.

•
If you hold your shares directly with Touchstone Securities and have ACH or wire instructions on file for your non-retirement account you may transact through the Touchstone Funds’ website at TouchstoneInvestments.com.

Through Touchstone Securities - Through a systematic withdrawal plan

•	You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.

•	Systematic withdrawals can be made monthly, quarterly, semiannually or annually.

•	There is no fee for this service.

•	There is no minimum account balance required for retirement plans.

Through your financial intermediary or Authorized Processing Organization

•
You may also sell shares by contacting your financial intermediary or Authorized Processing Organization, which may charge you a fee for this service.  Shares held in street name must be sold through your financial intermediary or, if applicable, the Authorized Processing Organization.

•	Your intermediary or Authorized Processing Organization is responsible for making sure that sale requests are transmitted to Touchstone Securities in proper form and in a timely manner.

•	Your financial intermediary may charge you a fee for selling your shares.

•	Redemption proceeds will only be wired to your account at the financial intermediary.

Investor Alert: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone Securities’ records.

Pricing of Redemptions

Redemption orders received in proper form by Touchstone Securities, an Authorized Processing Organization, or a financial intermediary, by the close of the regular session of trading on the NYSE, generally 4:00 p.m. Eastern time, are processed at that day’s NAV. Redemption orders received after the close of the regular session of trading on the NYSE are processed at the NAV determined on the following business day. It is the responsibility of the financial intermediary or Authorized Processing Organization to transmit orders that will be received by Touchstone Securities in proper form and in a timely manner.

Contingent Deferred Sales Charge (“CDSC”)

If you purchase $1 million or more in Touchstone equity fund Class A shares at NAV or $500,000 or more in Touchstone fixed income fund Class A shares at NAV and a commission was paid by Touchstone Securities to a participating unaffiliated dealer, a CDSC of up to 1.00% or 0.50%, respectively, may be charged on redemptions made within 1 year of your purchase. Additionally, when an upfront commission is paid to a participating dealer on transactions of $1 million or more in Touchstone equity fund Class A shares or $500,000 or more in Touchstone fixed income fund Class A shares, the Fund will withhold any 12b-1 fee for the first 12 months following the purchase date. If you redeem Class C shares within 12 months of your purchase, a CDSC of 1.00% will be charged.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below.  The CDSC will be assessed on the lesser of your shares’ NAV at the time of redemption or the time of purchase.  The CDSC is paid to Touchstone Securities to reimburse expenses incurred in providing distribution-related services to the Funds.

All sales charges imposed on redemptions are paid to Touchstone Securities.  In determining whether the CDSC is payable, it is assumed that shares not subject to the CDSC are the first redeemed followed by other shares held for the longest period of time.

The CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

No CDSC is applied if:

•
Any partial or complete redemption following death or disability (as defined in the Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. Touchstone Securities may require documentation prior to waiver of the charge, including death certificates, physicians’ certificates, etc.

•
Redemptions from a systematic withdrawal plan. If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawal redemptions are limited to no more than 10% of your account value or number of shares per year, as of the date the transfer agent receives your request. If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your annual account value at the time of withdrawal.

•
Redemptions from retirement plans qualified under Section 401 of the Code. The CDSC will be waived for benefit payments made by Touchstone Securities directly to plan participants.  Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under Section 401(a)(9) of the Code), in-service distributions, hardships, loans and qualified domestic relations orders.  The CDSC waiver will not apply in the event of termination of the plan or transfer of the plan to another financial intermediary.

•	The redemption is for a mandatory withdrawal from a traditional IRA account after age 70½.

The above mentioned CDSC waivers do not apply to redemptions made within one year for purchases of $1 million or more in Class A shares of the Touchstone Funds where a commission was paid by Touchstone Securities to a participating broker-dealer. The SAI contains further details about the CDSC and the conditions for waiving the CDSC. Please see Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts in the prospectus for a description of variations in sales charges and waivers for Fund shares purchased through Merrill Lynch and Morgan Stanley.

Signature Guarantees

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee.  A Medallion Signature Guarantee helps protect you against fraud.  You can obtain one from most banks or securities dealers, but not from a notary public.  Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to:

•	Proceeds to be paid when information on your account has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee).

•	Proceeds are being sent to an address other than the address of record.

•	Proceeds or shares are being sent/transferred from unlike registrations such as a joint account to an individual’s account.

•	Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request.

•	Proceeds or shares are being sent/transferred between accounts with different account registrations.

Market Timing Policy

Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Funds will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Funds by shareholders. The Funds will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If a Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities, or restrict or refuse to process purchases or exchanges in the shareholder’s accounts. While a Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Funds cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request into any Touchstone Fund, or (ii) made more than 2 “round-trip” exchanges within a rolling 90 day period.  A “round-trip” exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund.  If a shareholder exceeds these limits, the Funds may restrict or suspend that shareholder’s exchange privileges and subsequent exchange requests during the suspension will not be processed.  The Funds may also restrict or refuse to process purchases by the shareholder.  These exchange limits and excessive trading policies generally do not apply to systematic purchases and redemptions.

Financial intermediaries (such as investment advisors and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed.  If a Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund.  In accordance with Rule 22c-2 under the 1940 Act, the Funds have entered into information sharing agreements with certain financial intermediaries.  Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Funds’ market-timing policy; (2) furnish the Funds, upon their request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds’ market-timing policy with respect to customers identified by the Funds as having engaged in market timing.  When information regarding transactions in the Funds’ shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds apply these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future.

Householding Policy (only applicable for shares held directly through Touchstone Securities)

Each Fund you invest in will send one copy of its prospectus and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding”, reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call Touchstone Investments at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

In addition, eDelivery is available for statements, confirms, prospectuses and shareholder reports for  shareholders holding accounts directly with Touchstone Securities, please contact Shareholder Services at 1.800.534.0407 for more information. If you hold your account through a Broker Dealer or Financial Intermediary please contact them directly to inquire about eDelivery opportunities.

Receiving Sale Proceeds

Touchstone Securities will forward the proceeds of your sale to you (or to your financial intermediary) within 7 days (normally within 3 business days) after receipt of a proper request. Under normal conditions, each Fund typically expects to meet redemption requests through the use of the Fund's holdings of cash or cash equivalents, lines of credit, an interfund loan (as discussed in the SAI) or by selling other Fund assets. A redemption-in-kind may be used under unusual circumstances and is discussed below in more detail.

Proceeds Sent to Financial Intermediaries or Authorized Processing Organizations or Financial Institutions. Proceeds that are sent to your Authorized Processing Organization or financial intermediary will not usually be reinvested for you unless you provide specific instructions to do so.  Therefore, the financial advisor, Authorized Processing Organization or financial institution may benefit from the use of your money.

Fund Shares Purchased by Check (only applicable for shares held directly through Touchstone Securities). We may delay the processing and payment of redemption proceeds for shares you recently purchased by check until your check clears, which may take up to 15 days. If you believe you may need your money sooner, you should purchase shares by bank wire.

Reinstatement Privilege (Classes A and C shares only). You may, within 90 days of redemption, including redemption proceeds reinvested from an unaffiliated money market fund, reinvest all or part of your sale proceeds by sending a written request and a check to Touchstone Securities. If the redemption proceeds were from the sale of Class A shares and the sales load that you incurred on the initial purchase is less than the sales charge for the Fund in which you are reinvesting, you will incur a sales charge representing the difference. Reinvestment will be at the NAV next calculated after Touchstone Securities receives your request. If the reinvestment proceeds were from the sale of your Class C shares, you can reinvest those proceeds into Class C shares of any Touchstone Fund. If you paid a CDSC on the reinstated amount, that CDSC will be reimbursed to you upon reinvestment. For federal income tax purposes, an exchange of Fund shares is treated as the sale of the shares of one Fund and the purchase of the shares of the other Fund. As a result, the exchange may result in a tax consequence if you have a capital gain or loss in the Fund shares you are selling.

Low Account Balances (only applicable for shares held directly through Touchstone Securities). If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), Touchstone Securities may sell your shares and send the proceeds to you.  This involuntary sale does not apply to retirement accounts or custodian accounts under the UGTMA.  Touchstone Securities will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

Delay of Payment. It is possible that the payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances.  These circumstances can occur:

•	When the NYSE is closed on days other than customary weekends and holidays;

•	When trading on the NYSE is restricted; or

•	During any other time when the SEC, by order, permits.

Redemption in-Kind. Under unusual circumstances (such as a market emergency), when the Board deems it appropriate, a Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value in order to meet redemption requests. Shareholders may incur transaction and brokerage costs when they sell these portfolio securities. Until such time as the shareholder sells the securities they receive in-kind, the securities are subject to market risk. Redemptions in-kind are taxable for federal income tax purposes in the same manner as redemptions for cash. The Funds may also use redemption in-kind for certain Fund shares held by ReFlow.

Pricing of Fund Shares

Each Fund’s share price (also called “NAV”) and public offering price (NAV plus a sales charge, if applicable) is determined as of the close of regular trading at the time as of which the NYSE establishes official closing prices (normally 4:00 p.m. Eastern time) every day the NYSE is open. Each Fund calculates its NAV per share for each class, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding.

The Funds’ equity investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board (or under its direction). The Funds may use pricing services to determine market value for investments. Some specific pricing strategies follow:

•	All short-term dollar-denominated investments that mature in 60 days or less may be valued on the basis of amortized cost which the Board has determined as fair value.

•	Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the last quoted bid price.

Any foreign securities held by a Fund will be priced as follows:

•	All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.

•
Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange.  However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value.  This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.

•
Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when a Fund does not price its shares, a Fund’s NAV may change on days when shareholders will not be able to buy or sell shares.

Securities held by a Fund that do not have readily available market quotations are priced at their fair value using procedures approved by the Board.  Any debt securities held by a Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.  The Funds may use fair value pricing under the following circumstances, among others:

•	If the validity of market quotations is deemed to be not reliable.

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•
If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. The Funds have established fair value policies and procedures that delegate fair value responsibilities to the Advisor. These policies and procedures outline the fair value method for the Advisor. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors established by the Board, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. With respect to any portion of a Fund’s assets that is invested in other mutual funds, that portion of the Fund’s NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that mutual fund.

DISTRIBUTIONS AND TAXES

Each Fund intends to distribute to its shareholders substantially all of its net investment income and capital gains. Dividends, if any, of net investment income are declared and paid annually by all Funds except the Balanced Fund, the Value Fund and the Ohio Tax-Free Bond Fund. Dividends, if any, of net investment income are declared and paid quarterly by the Balanced Fund and the Value Fund. Dividends, if any, of net investment income are declared daily and paid monthly by the Ohio Tax-Free Bond Fund. Each Fund makes distributions of capital gains, if any, at least annually. If you own shares on a Fund’s distribution record date, you will be entitled to receive the distribution.

You will receive income dividends and distributions of capital gains in the form of additional Fund shares unless you elect to receive payment in cash. Cash payments will only be made for amounts equal to or exceeding $25; for amounts less than $25, the dividends and distributions will be automatically reinvested in the paying Fund and class.  To elect cash payments, you must notify the Funds in writing or by phone prior to the date of distribution.  Your election will be effective for dividends and distributions paid after we receive your notice.  To cancel your election, simply send written notice to Touchstone Investments, P.O. Box 9878, Providence, Rhode Island 02940, or by overnight mail to Touchstone Investments, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, or call Touchstone Securities at 1.800.543.0407.  If you hold your shares through a financial institution, you must contact the institution to elect cash payment.  If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as “undeliverable” or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share NAV determined as of the date of payment.

A Fund’s dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund.  A dividend or distribution paid by a Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or distribution.  A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income taxes.

For most shareholders, a statement will be sent to you within 45 days after the end of each year detailing the federal income tax status of your distributions.  Please see “Federal Income Tax Information” below for more information on the federal income tax consequences of dividends and other distributions made by a Fund.

Federal Income Tax Information

The tax information in this prospectus is provided only for general information purposes for U.S. taxpayers and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Funds intend to qualify annually to be treated as regulated investment companies (“RICs”) under the Code.  As such, the Funds will not be subject to federal income taxes on the earnings they distribute to shareholders provided they satisfy certain requirements and restrictions of the Code, one of which is to distribute to a Fund’s shareholders substantially all of the Fund’s net investment income and net short-term capital gains each year.  If for any taxable year a Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to federal income tax at the corporate tax rate; and (2) distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the dividends-received deduction for corporate shareholders and for “qualified dividend income” treatment for non-corporate shareholders.

Distributions. The Funds will make distributions to you that may be taxed as ordinary income or capital gains.  The dividends and distributions you receive may be subject to federal, foreign, state and local taxation, depending upon your tax situation.  Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.  Taxable Fund distributions are taxable to a shareholder even if the distributions are paid from income or gains earned by a Fund prior to the shareholder’s investment and, thus, were included in the price the shareholder paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of the investment back as a taxable distribution. Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year are treated for federal income tax purposes as if received by shareholders and paid by the Fund on December 31 of the year in which the distribution was declared.

Ordinary Income. Net investment income, except for qualified dividend income and income designated as tax-exempt, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.  Certain dividends distributed to non-corporate shareholders and designated by a Fund as “qualified dividend income” are eligible for the long-term capital gains rate, provided certain holding period and other requirements are satisfied.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

Sale or Exchange of Shares. It is a taxable event for you if you sell shares of a Fund or exchange shares of a Fund for shares of another Touchstone Fund.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction.  Any realized gain or loss, generally, will be a capital gain or loss, assuming you held the shares of the Fund as a capital asset.  The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund.  Sales of shares of a Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss.  Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends, if any, received by the shareholder with respect to such shares, unless the Fund declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net tax-exempt interest and distributes such dividends on a monthly or more frequent basis.

Returns of Capital. If a Fund makes a distribution in excess of its current and accumulated earnings and profits, the excess will be treated as a return of capital to the extent of a shareholder’s basis in his or her shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Backup Withholding. A Fund may be required to withhold U.S. federal income tax on all distributions and sales proceeds payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service (the “IRS”) that they are subject to backup withholding.

Medicare Tax.  An additional 3.8% Medicare tax is imposed on certain net investment income (including dividends and distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Foreign Taxes.  Income received by a Fund from sources within foreign countries may be subject to foreign withholding and other taxes.  If a Fund qualifies (by having more than 50% of the value of its total assets at the close of the taxable year consist of stock or securities in foreign corporations or by being a qualified fund of funds) and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income. You may, however, be able to claim an offsetting tax credit or deduction on your federal income tax return, depending on your particular circumstances and provided you meet certain holding period and other requirements. Tax-exempt holders of Fund shares, such as qualified tax-advantaged retirement plans, will not benefit from such a deduction or credit.

Non-U.S. Shareholders.  Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in a Fund.  This prospectus does not discuss the U.S. or foreign tax consequences of an investment by a non-U.S. shareholder in a Fund.  Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisors as to the U.S. and foreign tax consequences of an investment in a Fund.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions.  You may also receive written notices of certain foreign taxes paid by a Fund during the prior taxable year.

Important Tax Reporting Considerations. The Funds are required to report cost basis and holding period information to both the IRS and shareholders for gross proceeds from the sales of Fund shares purchased on or after January 1, 2012 ("covered shares").  This information is reported on Form 1099-B.  The average cost method will be used to determine the cost basis of covered shares unless the shareholder instructs a Fund in writing that the shareholder wants to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If the shareholder designates SLID as the shareholder’s tax cost basis method, the shareholder will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, a Fund will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals. If you hold shares of a Fund through a financial intermediary, the financial intermediary will be responsible for this reporting and the financial intermediary’s default cost basis method may apply.  Please consult your tax advisor for additional information regarding cost basis reporting and your situation.

Redemptions by S corporations of covered shares are required to be reported to the IRS on Form 1099-B. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its Account Application or by written instruction, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

This section is only a summary of some important federal income tax considerations that may affect your investment in a Fund.  More information regarding these considerations is included in the Funds’ SAI.  You are urged and advised to consult your own tax advisor regarding the effects of an investment in a Fund on your tax situation, including the application of foreign, state, local and other tax laws to your particular situation.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. The financial highlights for each Fund, except as noted below, for the years ended June 30, 2019, 2018, 2017, 2016 and 2015 were audited by Ernst & Young LLP ("Ernst & Young"), an independent registered public accounting firm, whose report, along with each Fund’s financial statements and related notes, is included in the Funds’ June 30, 2019 annual report. The financial highlights for the Balanced Fund, International Equity Fund, Large Cap Focused Fund, and Small Company Fund were audited by Ernst & Young for the fiscal year ended June 30, 2019, the seven months ended June 30, 2018 and for the year ended November 30, 2017 and were audited by another independent registered public accounting firm for the fiscal years ended November 30, 2016, 2015, and 2014. The financial highlights for the International Growth Opportunities Fund and the Large Company Growth Fund were audited by Ernst & Young for the fiscal years ended June 30, 2019, 2018, and 2017 and were audited by another independent registered public accounting firm for the fiscal years ended June 30, 2016 and 2015. You can obtain the Funds' most recent annual report at no charge by calling 1.800.543.0407 or by downloading a copy from the Touchstone Investments website at: TouchstoneInvestments.com/Resources. The annual report has been incorporated by reference into the SAI.

Touchstone Balanced Fund — Class A
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,	Seven Months Ended June 30,		Year Ended November 30,
	2019	2018(A)		2017	2016		2015		2014
Net asset value at beginning of period	$21.54	$22.40		$19.68	$19.87		$20.98		$20.23
Income (loss) from investment operations:
Net investment income	0.32	0.16		0.21	0.23	(B)	0.43	(B)	0.26	(B)
Net realized and unrealized gains (losses) on investments	1.73	0.22		2.89	0.66		(0.35)		1.50
Total from investment operations	2.05	0.38		3.10	0.89		0.08		1.76
Distributions from:
Net investment income	(0.34)	(0.18)		(0.25)	(0.44)		(0.30)		(0.26)
Realized capital gains	(1.07)	(1.06)		(0.13)	(0.64)		(0.89)		(0.75)
Total distributions	(1.41)	(1.24)		(0.38)	(1.08)		(1.19)		(1.01)
Net asset value at end of period	$22.18	$21.54		$22.40	$19.68		$19.87		$20.98
Total return(C)	10.13%	1.72%	(D)	15.95%	4.75%		0.56%		9.10%
Ratios and supplemental data:
Net assets at end of period (000's)	$244,037	$239,056		$258,279	$264,910		$263,276		$278,385
Ratio to average net assets:
Net expenses	1.01%	1.01%	(E)	1.03%	1.01%		1.04%		1.07%
Gross expenses	1.09%	1.07%	(E)	1.04%	1.01%		1.04%		1.07%
Net investment income	1.49%	1.24%	(E)	0.99%	1.20%		2.17%	(F)	1.29%
Portfolio turnover rate	81%	119%	(D)	46%	45%		86%		94%
Touchstone Balanced Fund — Class C
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,	Seven Months Ended June 30,		Year Ended November 30,
	2019	2018(A)		2017	2016		2015		2014
Net asset value at beginning of period	$21.63	$22.46		$19.73	$19.93		$21.04		$20.27
Income (loss) from investment operations:
Net investment income	0.15	0.06		0.04	0.08	(B)	0.28	(B)	0.11	(B)
Net realized and unrealized gains (losses) on investments	1.75	0.22		2.91	0.66		(0.35)		1.51
Total from investment operations	1.90	0.28		2.95	0.74		(0.07)		1.62
Distributions from:
Net investment income	(0.17)	(0.05)		(0.09)	(0.30)		(0.15)		(0.10)
Realized capital gains	(1.07)	(1.06)		(0.13)	(0.64)		(0.89)		(0.75)
Total distributions	(1.24)	(1.11)		(0.22)	(0.94)		(1.04)		(0.85)
Net asset value at end of period	$22.29	$21.63		$22.46	$19.73		$19.93		$21.04
Total return(C)	9.33%	1.25%	(D)	15.09%	3.91%		(0.23)%		8.34%
Ratios and supplemental data:
Net assets at end of period (000's)	$34,380	$39,769		$42,800	$43,066		$35,344		$32,002
Ratio to average net assets:
Net expenses	1.78%	1.78%	(E)	1.79%	1.78%		1.82%		1.82%
Gross expenses	1.89%	1.86%	(E)	1.81%	1.78%		1.82%		1.82%
Net investment income	0.72%	0.47%	(E)	0.23%	0.43%		1.39%	(F)	0.53%
Portfolio turnover rate	81%	119%	(D)	46%	45%		86%		94%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	The net investment income per share was based on average shares outstanding for the period.

(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(D)	Not annualized.

(E)	Annualized.

(F)
Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class A and Class C shares by 0.86% for the fiscal year ended November 30, 2015.

Touchstone Balanced Fund — Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,	Seven Months Ended June 30,		Year Ended June 30,
	2019	2018(A)		2017(B)	2016		2015		2014
Net asset value at beginning of period	$21.39	$22.26		$19.57	$19.78		$20.90		$20.15
Income (loss) from investment operations:
Net investment income	0.35	0.19		0.28	0.27	(C)	0.47	(C)	0.31	(C)
Net realized and unrealized gains (losses) on investments	1.72	0.22		2.84	0.65		(0.34)		1.50
Total from investment operations	2.07	0.41		3.12	0.92		0.13		1.81
Distributions from:
Net investment income	(0.38)	(0.22)		(0.30)	(0.49)		(0.36)		(0.31)
Realized capital gains	(1.07)	(1.06)		(0.13)	(0.64)		(0.89)		(0.75)
Total distributions	(1.45)	(1.28)		(0.43)	(1.13)		(1.25)		(1.06)
Net asset value at end of period	$22.01	$21.39		$22.26	$19.57		$19.78		$20.90
Total return	10.33%	1.86%	(D)	16.20%	4.94%		0.79%		9.43%
Ratios and supplemental data:
Net assets at end of period (000's)	$60,638	$30,612		$31,215	$14,477		$12,589		$17,062
Ratio to average net assets:
Net expenses	0.81%	0.81%	(E)	0.78%	0.81%		0.81%		0.80%
Gross expenses	0.88%	0.90%	(E)	0.80%	0.81%		0.81%		0.80%
Net investment income	1.69%	1.44%	(E)	1.25%	1.41%		2.39%	(F)	1.55%
Portfolio turnover rate	81%	119%	(D)	46%	45%		86%		94%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	Effective October 28, 2017, Class I shares of the Sentinel Balanced Fund (the "Predecessor Fund") were reorganized into Class Y shares of the Fund.

(C)	The net investment income per share was based on average shares outstanding for the period.

(D)	Not annualized.

(E)	Annualized.

(F)
Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class Y shares by 0.86% for the fiscal year ended November 30, 2015.

Touchstone International Equity Fund — Class A
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,		Seven Months Ended June 30,		Year Ended November 30,
	2019		2018(A)		2017	2016		2015		2014
Net asset value at beginning of period	$18.15		$19.64		$15.52	$16.92		$19.61		$20.18
Income (loss) from investment operations:
Net investment income	0.20	(B)	0.36	(C)	0.17	0.18	(B)	0.13	(B)	0.25	(B)
Net realized and unrealized gains (losses) on investments	(0.57)		(0.94)		4.05	(0.97)		0.47		(0.61)
Total from investment operations	(0.37)		(0.58)		4.22	(0.79)		0.60		(0.36)
Distributions from:
Net investment income	(0.26)		(0.21)		(0.10)	(0.12)		(0.34)		(0.21)
Realized capital gains	(1.87)		(0.70)		—	(0.49)		(2.95)		—
Total distributions	(2.13)		(0.91)		(0.10)	(0.61)		(3.29)		(0.21)
Net asset value at end of period	$15.65		$18.15		$19.64	$15.52		$16.92		$19.61
Total return(D)	(0.78)%		(3.23)%	(E)	27.39%	(4.81)%		4.49%		(1.81)%
Ratios and supplemental data:
Net assets at end of period (000's)	$106,870		$118,391		$129,139	$114,616		$113,212		$115,216
Ratio to average net assets:
Net expenses	1.30%		1.23%	(F)	1.37%	1.36%		1.41%		1.41%
Gross expenses	1.37%		1.30%	(F)	1.39%	1.36%		1.41%		1.41%
Net investment income	1.26%		3.22%	(C)(F)	0.92%	1.11%		0.76%		1.22%
Portfolio turnover rate	43%		26%	(E)	37%	36%		55%		50%
Touchstone International Equity Fund — Class C
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,		Seven Months Ended June 30,		Year Ended November 30,
	2019		2018(A)		2017	2016		2015		2014
Net asset value at beginning of period	$17.12		$18.46		$14.66	$16.06		$18.71		$19.34
Income (loss) from investment operations:
Net investment income (loss)	0.03	(B)	0.26	(C)	(0.06)	(0.01)	(B)	(0.10)	(B)	(0.04)	(B)
Net realized and unrealized gains (losses) on investments	(0.54)		(0.90)		3.86	(0.90)		0.47		(0.59)
Total from investment operations	(0.51)		(0.64)		3.80	(0.91)		0.37		(0.63)
Distributions from:
Net investment income	(0.10)		—		—	—		(0.07)		—
Realized capital gains	(1.87)		(0.70)		—	(0.49)		(2.95)		—
Total distributions	(1.97)		(0.70)		—	(0.49)		(3.02)		—
Net asset value at end of period	$14.64		$17.12		$18.46	$14.66		$16.06		$18.71
Total return(D)	(1.87)%		(3.72)%	(E)	25.92%	(5.82)%		3.14%		(3.26)%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,783		$6,737		$6,924	$5,876		$4,732		$3,581
Ratio to average net assets:
Net expenses	2.34%		2.18%	(F)	2.45%	2.49%		2.70%		2.86%
Gross expenses	2.42%		2.25%	(F)	2.49%	2.49%		2.70%		2.86%
Net investment income (loss)	0.21%		2.27%	(C)(F)	(0.16)%	(0.04)%		(0.60)%		(0.23)%
Portfolio turnover rate	43%		26%	(E)	37%	36%		55%		50%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	The net investment income (loss) per share was based on average shares outstanding for the period.

(C)
Reflects the impact of a special dividend that resulted in a one-time increase to net investment income. If the special dividend had not occurred, the ratio of net investment income to average net assets would have been lower by 1.54% for Class A and Class C shares and the net investment income per share would have been lower by $0.17 and $0.16 for Class A and Class C shares, respectively.

(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	Annualized.

Touchstone International Equity Fund — Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,		Seven Months Ended June 30,		Year Ended November 30,
	2019		2018(A)		2017(B)	2016		2015		2014
Net asset value at beginning of period	$17.93		$19.45		$15.40	$16.79		$19.53		$20.13
Income (loss) from investment operations:
Net investment income	0.25	(C)	0.40	(D)	0.25	0.23	(C)	0.18	(C)	0.38	(C)
Net realized and unrealized gains (losses) on investments	(0.57)		(0.93)		3.98	(0.95)		0.47		(0.65)
Total from investment operations	(0.32)		(0.53)		4.23	(0.72)		0.65		(0.27)
Distributions from:
Net investment income	(0.30)		(0.29)		(0.18)	(0.18)		(0.44)		(0.33)
Realized capital gains	(1.87)		(0.70)		—	(0.49)		(2.95)		—
Total distributions	(2.17)		(0.99)		(0.18)	(0.67)		(3.39)		(0.33)
Net asset value at end of period	$15.44		$17.93		$19.45	$15.40		$16.79		$19.53
Total return	(0.47)%		(3.05)%	(E)	27.78%	(4.41)%		4.89%		(1.39)%
Ratios and supplemental data:
Net assets at end of period (000's)	$42,120		$57,438		$63,320	$40,528		$14,967		$10,997
Ratio to average net assets:
Net expenses	0.99%		0.99%	(F)	1.01%	0.99%		1.02%		0.92%
Gross expenses	1.12%		1.09%	(F)	1.03%	0.99%		1.02%		0.92%
Net investment income	1.57%		3.47%	(D)(F)	1.28%	1.45%		1.05%		1.91%
Portfolio turnover rate	43%		26%	(E)	37%	36%		55%		50%
Touchstone International Equity Fund — Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,		Seven Months Ended June 30,		Period Ended November 30,
	2019		2018(A)		2017(G)
Net asset value at beginning of period	$17.92		$19.46		$18.91
Income (loss) from investment operations:
Net investment income	0.26	(C)	0.56	(D)	0.02
Net realized and unrealized gains (losses) on investments	(0.57)		(1.09)		0.53
Total from investment operations	(0.31)		(0.53)		0.55
Distributions from:
Net investment income	(0.32)		(0.31)		—
Realized capital gains	(1.87)		(0.70)		—
Total distributions	(2.19)		(1.01)		—
Net asset value at end of period	$15.42		$17.92		$19.46
Total return	(0.39)%		(3.02)%	(E)	2.91%	(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,592		$2,260		$3
Ratio to average net assets:
Net expenses	0.89%		0.89%	(F)	0.89%	(F)
Gross expenses	1.38%		1.63%	(F)	1,921.18%	(F)
Net investment income	1.67%		3.57%	(D)(F)	1.40%	(F)
Portfolio turnover rate	43%		26%	(E)	37%	(E)

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	Effective October 28, 2017, Class I shares of the Sentinel International Equity Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.

(C)	The net investment income per share was based on average shares outstanding for the period.

(D)
Reflects the impact of a special dividend that resulted in a one-time increase to net investment income. If the special dividend had not occurred, the ratio of net investment income to average net assets would have been lower by 1.54% for Class Y and Institutional Class shares and the net investment income per share would have been lower by $0.17 and $0.16 for Class Y and Institutional Class shares, respectively.

(E)	Not annualized.

(F)	Annualized.

(G)	Represents the period from commencement of operations (October 30, 2017) through November 30, 2017.

Touchstone International Growth Opportunities Fund — Class A
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,			Period Ended June 30, 2017(A)
	2019		2018
Net asset value at beginning of period	$25.12		$22.25	$18.74	(B)
Income (loss) from investment operations:
Net investment loss	(0.07)	(C)	(0.01)	(0.01)
Net realized and unrealized gains (losses) on investments	(0.91)		3.34	3.52
Total from investment operations	(0.98)		3.33	3.51
Distributions from:
Realized capital gains	(2.85)		(0.46)	—
Net asset value at end of period	$21.29		$25.12	$22.25
Total return(D)	(1.78)%		15.00%	18.73%	(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$760		$918	$140
Ratio to average net assets:
Net expenses	1.24%		1.36%	1.41%	(F)
Gross expenses	4.36%		3.75%	42.93%	(F)
Net investment loss	(0.31)%		(0.05)%	(0.35)%	(F)
Portfolio turnover rate	103%		109%	72%	(G)
Touchstone International Growth Opportunities Fund — Class C
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,			Period Ended June 30, 2017(A)
	2019		2018
Net asset value at beginning of period	$24.76		$22.10	$18.74	(B)
Income (loss) from investment operations:
Net investment loss	(0.23)	(C)	(0.11)	(0.19)
Net realized and unrealized gains (losses) on investments	(0.91)		3.23	3.55
Total from investment operations	(1.14)		3.12	3.36
Distributions from:
Realized capital gains	(2.85)		(0.46)	—
Net asset value at end of period	$20.77		$24.76	$22.10
Total return(D)	(2.52)%		14.14%	17.93%	(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$185		$436	$3
Ratio to average net assets:
Net expenses	1.99%		2.10%	2.16%	(F)
Gross expenses	6.35%		5.06%	237.46%	(F)
Net investment loss	(1.06)%		(0.79)%	(1.11)%	(F)
Portfolio turnover rate	103%		109%	72%	(G)

(A)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.

(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.

(C)	The net investment income (loss) per share was based on average shares outstanding for the period.

(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	Annualized.

(G)	Portfolio turnover excludes the purchases and sales of the DSM Global Growth & Income Fund merger on August 15, 2016. If these transactions were included, portfolio turnover would have been higher.

Touchstone International Growth Opportunities Fund —Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,			Period Ended June 30, 2017(A)
	2019		2018
Net asset value at beginning of period	$25.19		$22.25	$18.74	(B)
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(C)	0.02	(—)	(D)
Net realized and unrealized gains (losses) on investments	(0.92)		3.38	3.51
Total from investment operations	(0.93)		3.40	3.51
Distributions from:
Net investment income	(0.02)		—	—
Realized capital gains	(2.85)		(0.46)	—
Total distributions	(2.87)		(0.46)	—
Net asset value at end of period	$21.39		$25.19	$22.25
Total return	(1.53)%		15.32%	18.73%	(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,341		$4,553	$161
Ratio to average net assets:
Net expenses	0.99%		1.03%	1.16%	(F)
Gross expenses	1.89%		1.81%	51.68%	(F)
Net investment income (loss)	(0.06)%		0.28%	(0.10)%	(F)
Portfolio turnover rate	103%		109%	72%	(G)

Touchstone International Growth Opportunities Fund — Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2019		2018	2017		2016		2015
Net asset value at beginning of period	$25.27		$22.30	$17.60		$19.75		$20.26
Income (loss) from investment operations:
Net investment income (loss)	0.01	(C)	0.07	(0.02)		(0.04)	(C)	(0.02)	(C)
Net realized and unrealized gains (losses) on investments	(0.93)		3.36	5.15		(0.73)		1.56
Total from investment operations	(0.92)		3.43	5.13		(0.77)		1.54
Distributions from:
Net investment income	(0.04)		—	—		—		(0.06)
Realized capital gains	(2.85)		(0.46)	(0.43)		(1.38)		(1.99)
Total distributions	(2.89)		(0.46)	(0.43)		(1.38)		(2.05)
Net asset value at end of period	$21.46		$25.27	$22.30		$17.60		$19.75
Total return	(1.46)%		15.42%	29.63%		(4.06)%		8.52%
Ratios and supplemental data:
Net assets at end of period (000's)	$31,435		$28,159	$23,956		$6,418		$6,040
Ratio to average net assets:
Net expenses	0.89%		1.02%	1.06%		1.15%	(H)	1.20%
Gross expenses	1.30%		1.31%	1.82%		4.12%		4.54%
Net investment income (loss)	0.04%		0.28%	(0.14)%		(0.23)%		(0.10)%
Portfolio turnover rate	103%		109%	72%	(G)	57%		91%

(A)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.

(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.

(C)	The net investment income (loss) per share was based on average shares outstanding for the period.

(D)	Less than $0.005 per share.

(E)	Not annualized.

(F)	Annualized.

(G)	Portfolio turnover excludes the purchases and sales of the DSM Global Growth & Income Fund merger on August 15, 2016. If these transactions were included, portfolio turnover would have been higher.

(H)	Expense cap was lowered to 1.10% from 1.20% on January 1, 2016.

Touchstone International Small Cap Fund — Class A
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2019	2018	2017	2016	2015
Net asset value at beginning of period	$17.89	$16.78	$14.98	$16.52	$15.48
Income (loss) from investment operations:
Net investment income	0.85	0.18	0.10	0.09	0.11
Net realized and unrealized gains (losses) on investments	(2.35)	1.32	1.84	(1.53)	1.00
Total from investment operations	(1.50)	1.50	1.94	(1.44)	1.11
Distributions from:
Net investment income	(0.18)	(0.39)	(0.14)	(0.10)	(0.07)
Realized capital gains	(1.10)	—	—	—	—
Total distributions	(1.28)	—	—	—	—
Net asset value at end of period	$15.11	$17.89	$16.78	$14.98	$16.52
Total return(A)	(7.42)%	8.85%	13.13%	(8.77)%	7.29%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,688	$11,727	$16,529	$23,095	$24,635
Ratio to average net assets:
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%
Gross expenses	2.00%	1.74%	1.71%	1.66%	1.84%
Net investment income	0.70%	0.51%	0.56%	0.59%	0.90%
Portfolio turnover rate	91%	94%	89%	90%	84%
Touchstone International Small Cap Fund — Class C
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2019	2018	2017	2016	2015
Net asset value at beginning of period	$17.58	$16.47	$14.67	$16.28	$15.33
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.11)	(0.12)	(0.04)	0.06
Net realized and unrealized gains (losses) on investments	(1.49)	1.44	1.92	(1.49)	0.92
Total from investment operations	(1.59)	1.33	1.80	(1.53)	0.98
Distributions from:
Net investment income	(0.15)	(0.22)	—	(0.08)	(0.03)
Realized capital gains	(1.10)	—	—	—	—
Total distributions	(1.25)	—	—	—	—
Net asset value at end of period	$14.74	$17.58	$16.47	$14.67	$16.28
Total return(A)	(8.11)%	8.04%	12.27%	(9.43)%	6.44%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,559	$2,498	$2,818	$4,294	$4,120
Ratio to average net assets:
Net expenses	2.30%	2.30%	2.30%	2.30%	2.30%
Gross expenses	3.10%	2.81%	2.73%	2.62%	2.92%
Net investment income (loss)	(0.05)%	(0.25)%	(0.19)%	(0.16)%	0.15%
Portfolio turnover rate	91%	94%	89%	90%	84%

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

Touchstone International Small Cap Fund — Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2019	2018		2017	2016	2015
Net asset value at beginning of period	$18.28	$17.21		$15.39	$16.94	$15.86
Income (loss) from investment operations:
Net investment income	0.14	0.13		0.17	0.13	0.14
Net realized and unrealized gains (losses) on investments	(1.64)	1.46		1.85	(1.57)	1.04
Total from investment operations	(1.50)	1.59		2.02	(1.44)	1.18
Distributions from:
Net investment income	(0.23)	(0.52)		(0.20)	(0.11)	(0.10)
Realized capital gains	(1.10)	—		—	—	—
Total distributions	(1.33)	—		—	—	—
Net asset value at end of period	$15.45	$18.28		$17.21	$15.39	$16.94
Total return	(7.17)%	9.17%		13.39%	(8.56)%	7.54%
Ratios and supplemental data:
Net assets at end of period (000's)	$97,799	$144,173		$146,744	$166,801	$172,477
Ratio to average net assets:
Net expenses	1.30%	1.30%	(A)	1.30%	1.30%	1.30%
Gross expenses	1.33%	1.30%		1.32%	1.32%	1.38%
Net investment income	0.95%	0.75%		0.81%	0.84%	1.15%
Portfolio turnover rate	91%	94%		89%	90%	84%

Touchstone International Small Cap Fund — Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2019	2018	2017	2016	2015
Net asset value at beginning of period	$18.37	$17.31	$15.48	$17.02	$15.94
Income (loss) from investment operations:
Net investment income	0.04	0.12	0.16	0.12	0.18
Net realized and unrealized gains (losses) on investments	(1.53)	1.50	1.90	(1.55)	1.02
Total from investment operations	(1.49)	1.62	2.06	(1.43)	1.20
Distributions from:
Net investment income	(0.24)	(0.56)	(0.23)	(0.11)	(0.12)
Realized capital gains	(1.10)	—	—	—	—
Total distributions	(1.34)	—	—	—	—
Net asset value at end of period	$15.54	$18.37	$17.31	$15.48	$17.02
Total return	(7.11)%	9.25%	13.56%	(8.43)%	7.65%
Ratios and supplemental data:
Net assets at end of period (000's)	$99,402	$157,502	$148,937	$197,693	$47,319
Ratio to average net assets:
Net expenses	1.18%	1.18%	1.18%	1.18%	1.18%
Gross expenses	1.26%	1.22%	1.23%	1.23%	1.30%
Net investment income	1.07%	0.87%	0.93%	0.96%	1.27%
Portfolio turnover rate	91%	94%	89%	90%	84%

(A)	Net expenses include amounts recouped by the Advisor.

Touchstone Large Cap Focused Fund — Class A
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,		Seven Months Ended June 30,		Year Ended November 30,
	2019		2018(A)		2017		2016		2015		2014
Net asset value at beginning of period	$43.80		$48.75		$42.28		$43.08		$42.79		$43.31
Income (loss) from investment operations:
Net investment income	0.38	(B)	0.23		0.45		0.53	(B)	1.01	(B)	0.56	(B)
Net realized and unrealized gains (losses) on investments	3.72		1.85		8.99		2.43		(0.25)		4.97
Total from investment operations	4.10		2.08		9.44		2.96		0.76		5.53
Distributions from:
Net investment income	(0.27)		(0.07)		(0.51)		(1.08)		(0.45)		(0.58)
Realized capital gains	(4.26)		(6.96)		(2.46)		(2.68)		(0.02)		(5.47)
Total distributions	(4.53)		(7.03)		(2.97)		(3.76)		(0.47)		(6.05)
Net asset value at end of period	$43.37		$43.80		$48.75		$42.28		$43.08		$42.79
Total return(C)	10.51%		4.74%	(D)	23.67%		7.53%		1.79%		13.30%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,170,490		$1,218,721		$1,321,506		$1,350,861		$1,416,147		$1,577,546
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	0.97%		0.97%	(F)	1.02%		1.00%		0.99%		1.00%
Gross expenses (including liquidity provider expenses)(G)	1.09%		1.09%	(F)	1.02%		1.00%		0.99%		1.00%
Net investment income	0.88%		0.88%	(F)	0.98%		1.32%		2.36%	(H)	1.28%
Portfolio turnover rate	15%	(I)	9%	(D)(I)	12%	(I)	8%		11%		19%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	The net investment income per share was based on average shares outstanding for the period.

(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(D)	Not annualized.

(E)
The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.96%, 0.95% and 1.02% for the year ended June 30, 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively. There were no liquidity provider expenses prior to November 30, 2017.

(F)	Annualized.

(G)
The ratio of gross expenses to average net assets excluding liquidity provider expenses was 1.08%, 1.07% and 1.02% for the year ended June 30, 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively. There were no liquidity provider expenses prior to November 30, 2017.

(H)
Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class A shares by 1.22% for the fiscal year ended November 30, 2015.

(I)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

Touchstone Large Cap Focused Fund — Class C
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,		Seven Months Ended June 30,		Year Ended November 30,
	2019		2018(A)		2017		2016		2015		2014
Net asset value at beginning of period	$41.29		$46.48		$40.44		$41.36		$41.15		$41.82
Income (loss) from investment operations:
Net investment income (loss)	0.03	(B)	0.03		—	(C)	0.21	(B)	0.64	(B)	0.21	(B)
Net realized and unrealized gains (losses) on investments	3.50		1.74		8.67		2.33		(0.24)		4.78
Total from investment operations	3.53		1.77		8.67		2.54		0.40		4.99
Distributions from:
Net investment income	—		—		(0.17)		(0.78)		(0.17)		(0.19)
Realized capital gains	(4.26)		(6.96)		(2.46)		(2.68)		(0.02)		(5.47)
Total distributions	(4.26)		(6.96)		(2.63)		(3.46)		(0.19)		(5.66)
Net asset value at end of period	$40.56		$41.29		$46.48		$40.44		$41.36		$41.15
Total return(D)	9.61%		4.24%	(E)	22.69%		6.71%		0.98%		12.40%
Ratios and supplemental data:
Net assets at end of period (000's)	$47,838		$67,599		$74,122		$83,246		$89,890		$90,784
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	1.79%		1.78%	(G)	1.82%		1.79%		1.78%		1.79%
Gross expenses (including liquidity provider expenses)(H)	1.90%		1.89%	(G)	1.82%		1.79%		1.78%		1.79%
Net investment income	0.07%		0.07%	(G)	0.18%		0.54%		1.57%	(I)	0.50%
Portfolio turnover rate	15%	(J)	9%	(E)(J)	12%	(J)	8%		11%		19%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	The net investment income per share was based on average shares outstanding for the period.

(C)	Represents less than $0.005 per share.

(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)
The ratio of net expenses to average net assets excluding liquidity provider expenses was 1.78%, 1.76% and 1.82% for the year ended June 30, 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively. There were no liquidity provider expenses prior to November 30, 2017.

(G)	Annualized.

(H)
The ratio of gross expenses to average net assets excluding liquidity provider expenses was 1.89%, 1.87% and 1.82% for the year ended June 30, 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively. There were no liquidity provider expenses prior to November 30, 2017.

(I)
Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class C shares by 1.22% for the fiscal year ended November 30, 2015.

(J)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

Touchstone Large Cap Focused Fund — Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,		Seven Months Ended June 30,		Year Ended November 30,
	2019		2018(A)		2017(B)		2016		2015		2014
Net asset value at beginning of period	$43.68		$48.72		$42.26		$43.06		$42.76		$43.31
Income (loss) from investment operations:
Net investment income	0.48	(C)	0.29		0.56		0.64	(C)	1.12	(C)	0.68	(C)
Net realized and unrealized gains (losses) on investments	3.71		1.84		8.99		2.43		(0.25)		4.97
Total from investment operations	4.19		2.13		9.55		3.07		0.87		5.65
Distributions from:
Net investment income	(0.37)		(0.21)		(0.63)		(1.19)		(0.55)		(0.73)
Realized capital gains	(4.26)		(6.96)		(2.46)		(2.68)		(0.02)		(5.47)
Total distributions	(4.63)		(7.17)		(3.09)		(3.87)		(0.57)		(6.20)
Net asset value at end of period	$43.24		$43.68		$48.72		$42.26		$43.06		$42.76
Total return	10.81%		4.85%	(D)	24.03%		7.84%		2.07%		13.61%
Ratios and supplemental data:
Net assets at end of period (000's)	$413,137		$394,077		$438,732		$552,611		$689,502		$932,941
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(E)	0.73%		0.74%	(F)	0.74%		0.72%		0.71%		0.72%
Gross expenses (including liquidity provider expenses)(G)	0.89%		0.90%	(F)	0.75%		0.72%		0.71%		0.72%
Net investment income	1.13%		1.11%	(F)	1.26%		1.60%		2.63%	(H)	1.55%
Portfolio turnover rate	15%	(I)	9%	(D)(I)	12%	(I)	8%		11%		19%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	Effective October 28, 2017, Class I shares of the Sentinel International Equity Fund (the "Predecessor Fund") were reorganized into Class Y shares of the Fund.

(C)	The net investment income per share was based on average shares outstanding for the period.

(D)	Not annualized.

(E)
The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.72%, 0.72% and 0.74% for the year ended June 30, 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively. There were no liquidity provider expenses prior to November 30, 2017.

(F)	Annualized.

(G)
The ratio of gross expenses to average net assets excluding liquidity provider expenses was 0.88%, 0.88% and 0.75% for the year ended June 30, 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively. There were no liquidity provider expenses prior to November 30, 2017.

(H)
Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Class Y shares by 1.22%, for the fiscal year ended November 30, 2015.

(I)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

Touchstone Large Cap Focused Fund — Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,		Seven Months Ended June 30,		Year Ended November 30,				Period Ended November 30,
	2019		2018(A)		2017(B)		2016		2015(C)
Net asset value at beginning of period	$43.75		$48.81		$42.32		$43.11		$43.01
Income (loss) from investment operations:
Net investment income	0.51	(D)	0.34		0.61		0.70	(D)	1.07	(D)
Net realized and unrealized gains (losses) on investments	3.71		1.80		9.01		2.41		(0.51)
Total from investment operations	4.22		2.14		9.62		3.11		0.56
Distributions from:
Net investment income	(0.40)		(0.24)		(0.67)		(1.22)		(0.46)
Realized capital gains	(4.26)		(6.96)		(2.46)		(2.68)		—
Total distributions	(4.66)		(7.20)		(3.13)		(3.90)		(0.46)
Net asset value at end of period	$43.31		$43.75		$48.81		$42.32		$43.11
Total return	10.87%		4.93%	(E)	24.14%		7.92%		1.31%	(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$100,473		$46,683		$44,738		$29,927		$18,225
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(F)	0.66%		0.67%	(G)	0.68%		0.65%		0.61%	(G)
Gross expenses (including liquidity provider expenses)(H)	0.85%		0.88%	(G)	0.70%		0.72%		1.76%	(G)
Net investment income	1.20%		1.18%	(G)	1.32%		1.72%		2.65%	(G)(I)
Portfolio turnover rate	15%	(J)	9%	(E)(J)	12%	(J)	8%		11%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	Effective October 30, 2017, Class R6 shares of the Predecessor Fund were reorganized into Institutional Class shares of the Fund.

(C)	Represents the period from commencement of operations (December 23, 2014) through November 30, 2015.

(D)	The net investment income per share was based on average shares outstanding for the period.

(E)	Not annualized.

(F)
The ratio of net expenses to average net assets excluding liquidity provider expenses was 0.65%, 0.65% and 0.68% for the year ended June 30, 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively. There were no liquidity provider expenses prior to November 30, 2017.

(G)	Annualized.

(H)
The ratio of gross expenses to average net assets excluding liquidity provider expenses was 0.84%, 0.86% and 0.70% for the year ended June 30, 2019, the seven months ended June 30, 2018 and the year ended November 30, 2017, respectively. There were no liquidity provider expenses prior to November 30, 2017.

(I)
Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for Institutional Class shares by 1.30%, for the fiscal year ended November 30, 2015.

(J)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

Touchstone Large Cap Fund — Class A
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,					Period Ended June 30,
	2019		2018	2017	2016	2015(A)
Net asset value at beginning of period	$13.27		$11.96	$10.49	$10.65	$10.00
Income (loss) from investment operations:
Net investment income	0.09	(B)	0.09	0.06	0.08	0.09	(B)
Net realized and unrealized gains (losses) on investments	0.83		1.27	1.49	(0.18)	0.57
Total from investment operations	0.92		1.36	1.55	(0.10)	0.66
Distributions from:
Net investment income	(0.08)		(0.05)	(0.08)	(0.06)	(0.01)
Net asset value at end of period	$14.11		$13.27	$11.96	$10.49	$10.65
Total return(C)	7.04%		11.35%	14.82%	(0.92)%	6.57%	(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$4,067		$2,975	$5,368	$3,657	$2,013
Ratio to average net assets:
Net expenses	1.11%		1.12%	1.12%	1.12%	1.12%	(E)
Gross expenses	1.67%		1.50%	1.57%	1.68%	4.17%	(E)
Net investment income	0.63%		0.48%	0.56%	0.87%	0.81%	(E)
Portfolio turnover rate	19%	(F)	10%	23%	33%	8%	(D)(G)

Touchstone Large Cap Fund — Class C
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,					Period Ended June 30,
	2019		2018	2017	2016	2015(A)
Net asset value at beginning of period	$13.04		$11.80	$10.37	$10.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(B)	(0.04)	(0.02)	0.02	0.01	(B)
Net realized and unrealized gains (losses) on investments	0.83		1.28	1.47	(0.20)	0.59
Total from investment operations	0.81		1.24	1.45	(0.18)	0.60
Distributions from:
Net investment income	—		—	(0.02)	(0.05)	—
Net asset value at end of period	$13.85		$13.04	$11.80	$10.37	$10.60
Total return(C)	6.21%		10.51%	13.98%	(1.72)%	6.00%	(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$7,372		$7,849	$8,102	$6,124	$1,370
Ratio to average net assets:
Net expenses	1.86%		1.87%	1.87%	1.87%	1.87%	(E)
Gross expenses	2.13%		2.12%	2.12%	2.39%	4.34%	(E)
Net investment income (loss)	(0.12)%		(0.27)%	(0.19)%	0.12%	0.06%	(E)
Portfolio turnover rate	19%	(F)	10%	23%	33%	8%	(D)(G)

(A)	Represents the period from commencement of operations (July 10, 2014) through June 30, 2015.

(B)	The net investment income per share was based on average shares outstanding for the period.

(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Capital Growth Fund acquired on June 26, 2015. If these transactions were included, portfolio turnover would have been higher.

Touchstone Large Cap Fund — Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,					Period Ended June 30,
	2019		2018	2017	2016	2015(A)
Net asset value at beginning of period	$13.31		$12.00	$10.52	$10.67	$10.00
Income (loss) from investment operations:
Net investment income	0.12	(B)	0.10	0.09	0.11	0.11	(B)
Net realized and unrealized gains (losses) on investments	0.84		1.30	1.49	(0.19)	0.57
Total from investment operations	0.96		1.40	1.58	(0.08)	0.68
Distributions from:
Net investment income	(0.13)		(0.09)	(0.10)	(0.07)	(0.01)
Net asset value at end of period	$14.14		$13.31	$12.00	$10.52	$10.67
Total return	7.31%		11.62%	15.13%	(0.70)%	6.80%	(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$213,650		$231,984	$222,080	$208,463	$194,226
Ratio to average net assets:
Net expenses	0.86%		0.87%	0.87%	0.87%	0.87%	(D)
Gross expenses	0.99%		0.99%	1.01%	1.04%	1.19%	(D)
Net investment income	0.88%		0.73%	0.81%	1.11%	1.06%	(D)
Portfolio turnover rate	19%	(E)	10%	23%	33%	8%	(C)(F)
Touchstone Large Cap Fund — Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,					Period Ended June 30,
	2019		2018	2017	2016	2015(A)
Net asset value at beginning of period	$13.33		$12.02	$10.53	$10.68	$10.00
Income (loss) from investment operations:
Net investment income	0.14	(B)	0.10	0.11	0.13	0.12	(B)
Net realized and unrealized gains (losses) on investments	0.83		1.31	1.49	(0.20)	0.57
Total from investment operations	0.97		1.41	1.60	(0.07)	0.69
Distributions from:
Net investment income	(0.14)		(0.10)	(0.11)	(0.08)	(0.01)
Net asset value at end of period	$14.16		$13.33	$12.02	$10.53	$10.68
Total return	7.43%		11.70%	15.31%	(0.66)%	6.92%	(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$59,211		$124,759	$97,888	$87,032	$98,889
Ratio to average net assets:
Net expenses	0.77%		0.77%	0.77%	0.77%	0.77%	(D)
Gross expenses	0.92%		0.91%	0.91%	0.93%	0.98%	(D)
Net investment income	0.98%		0.83%	0.91%	1.21%	1.16%	(D)
Portfolio turnover rate	19%	(E)	10%	23%	33%	8%	(C)(F)

(A)	Represents the period from commencement of operations (July 10, 2014) through June 30, 2015.

(B)	The net investment income per share was based on average shares outstanding for the period.

(C)	Not annualized.

(D)	Annualized.

(E)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Capital Growth Fund acquired on June 26, 2015. If these transactions were included, portfolio turnover would have been higher.

Touchstone Large Company Growth Fund — Class A
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,		Period Ended June 30, 2017(A)
	2019	2018
Net asset value at beginning of period	$41.33	$35.52	$31.38	(B)
Income (loss) from investment operations:
Net investment loss	(0.56)	(0.24)	(0.19)	(C)
Net realized and unrealized gains on investments	4.42	7.19	5.41
Total from investment operations	3.86	6.95	5.22
Distributions from:
Realized capital gains	(2.69)	(1.14)	(1.08)
Net asset value at end of period	$42.50	$41.33	$35.52
Total return(D)	10.39%	19.75%	17.31%	(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,425	$3,417	$140
Ratio to average net assets:
Net expenses	1.23%	1.23%	1.23%	(F)
Gross expenses	2.01%	1.67%	11.14%	(F)
Net investment loss	(0.59)%	(0.63)%	(0.68)%	(F)
Portfolio turnover rate	41%	44%	55%

Touchstone Large Company Growth Fund — Class C
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,		Period Ended June 30, 2017(A)
	2019	2018
Net asset value at beginning of period	$40.74	$35.29	$31.38	(B)
Income (loss) from investment operations:
Net investment loss	(0.40)	(0.30)	(0.38)	(C)
Net realized and unrealized gains on investments	3.87	6.89	5.37
Total from investment operations	3.47	6.59	4.99
Distributions from:
Realized capital gains	(2.69)	(1.14)	(1.08)
Net asset value at end of period	$41.52	$40.74	$35.29
Total return(D)	9.55%	18.88%	16.52%	(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$396	$236	$31
Ratio to average net assets:
Net expenses	1.98%	1.98%	1.98%	(F)
Gross expenses	4.38%	8.12%	257.02%	(F)
Net investment loss	(1.34)%	(1.38)%	(1.43)%	(F)
Portfolio turnover rate	41%	44%	55%

(A)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.

(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.

(C)	The net investment loss per share was based on average shares outstanding for the period.

(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	Annualized.

Touchstone Large Company Growth Fund — Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,		Period Ended June 30, 2017(A)
	2019	2018
Net asset value at beginning of period	$41.53	$35.60	$31.38	(B)
Income (loss) from investment operations:
Net investment loss	(0.12)	(0.13)	(0.12)	(C)
Net realized and unrealized gains on investments	4.10	7.20	5.42
Total from investment operations	3.98	7.07	5.30
Distributions from:
Realized capital gains	(2.69)	(1.14)	(1.08)
Net asset value at end of period	$42.82	$41.53	$35.60
Total return	10.66%	20.02%	17.57%	(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$19,580	$15,961	$9,938
Ratio to average net assets:
Net expenses	0.98%	0.98%	0.98%	(E)
Gross expenses	1.16%	1.12%	1.12%	(E)
Net investment loss	(0.34)%	(0.38)%	(0.42)%	(E)
Portfolio turnover rate	41%	44%	55%

Touchstone Large Company Growth Fund — Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2019	2018	2017		2016		2015
Net asset value at beginning of period	$41.61	$35.63	$29.15		$33.17		$29.67
Income (loss) from investment operations:
Net investment loss	(0.10)	(0.11)	(0.12)	(C)	(0.14)	(C)	(0.08)	(C)
Net realized and unrealized gains (losses) on investments	4.13	7.23	7.68		(1.45)		4.61
Total from investment operations	4.03	7.12	7.56		(1.59)		4.53
Distributions from:
Realized capital gains	(2.69)	(1.14)	(1.08)		(2.43)		(1.03)
Proceeds from redemption fees collected	—	—	—		—	(F)	—
Net asset value at end of period	$42.95	$41.61	$35.63		$29.15		$33.17
Total return	10.74%	20.17%	26.67%		(5.08)%		15.59%
Ratios and supplemental data:
Net assets at end of period (000's)	$204,391	$224,379	$189,444		$180,104		$196,084
Ratio to average net assets:
Net expenses	0.88%	0.88%	0.89%		0.95%		0.95%
Gross expenses	0.99%	0.98%	1.02%		1.00%		1.00%
Net investment loss	(0.24)%	(0.28)%	(0.39)%		(0.46)%		(0.25)%
Portfolio turnover rate	41%	44%	55%		57%		80%

(A)	Represents the period from commencement of operations (August 15, 2016) through June 30, 2017.

(B)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 15, 2016.

(C)	The net investment loss per share was based on average shares outstanding for the period.

(D)	Not annualized.

(E)	Annualized.

(F)	Proceeds from redemption fees are related to the DSM Large Cap Growth Fund, the Predecessor Fund, and are less than $0.005 per share.

Touchstone Ohio Tax-Free Bond Fund — Class A
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2019	2018	2017	2016	2015
Net asset value at beginning of period	$11.33	$11.55	$12.04	$11.70	$11.76
Income (loss) from investment operations:
Net investment income	0.32	0.33	0.35	0.36	0.38
Net realized and unrealized gains (losses) on investments	0.30	(0.22)	(0.47)	0.36	(0.06)
Total from investment operations	0.62	0.11	(0.12)	0.72	0.32
Distributions from:
Net investment income	(0.32)	(0.33)	(0.35)	(0.36)	(0.38)
Realized capital gains	—	—	(0.02)	(0.02)	—
Total distributions	(0.32)	(0.33)	(0.37)	(0.38)	(0.38)
Net asset value at end of period	$11.63	$11.33	$11.55	$12.04	$11.70
Total return(A)	5.60%	0.99%	(1.03)%	6.25%	2.72%
Ratios and supplemental data:
Net assets at end of period (000's)	$33,515	$35,728	$42,818	$52,599	$47,153
Ratio to average net assets:
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%
Gross expenses	1.15%	1.13%	1.13%	1.13%	1.09%
Net investment income	2.85%	2.91%	2.98%	3.05%	3.20%
Portfolio turnover rate	53%	47%	34%	27%	23%

Touchstone Ohio Tax-Free Bond Fund — Class C
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2019	2018	2017	2016	2015
Net asset value at beginning of period	$11.33	$11.57	$12.06	$11.72	$11.78
Income (loss) from investment operations:
Net investment income	0.23	0.25	0.26	0.27	0.29
Net realized and unrealized gains (losses) on investments	0.33	(0.24)	(0.47)	0.36	(0.06)
Total from investment operations	0.56	0.01	(0.21)	0.63	0.23
Distributions from:
Net investment income	(0.24)	(0.25)	(0.26)	(0.27)	(0.29)
Realized capital gains	—	—	(0.02)	(0.02)	—
Total distributions	(0.24)	(0.25)	(0.28)	(0.29)	(0.29)
Net asset value at end of period	$11.65	$11.33	$11.57	$12.06	$11.72
Total return(A)	4.97%	0.06%	(1.77)%	5.45%	1.96%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,756	$5,363	$6,515	$7,320	$7,266
Ratio to average net assets:
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%
Gross expenses	2.08%	2.01%	2.03%	2.09%	1.93%
Net investment income	2.10%	2.16%	2.23%	2.30%	2.45%
Portfolio turnover rate	53%	47%	34%	27%	23%

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

Touchstone Ohio Tax-Free Bond Fund — Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,		Period Ended June 30, 2017(A)
	2019	2018
Net asset value at beginning of period	$11.33	$11.56	$12.00	(B)
Income (loss) from investment operations:
Net investment income	0.35	0.29	0.38
Net realized and unrealized losses on investments	0.31	(0.16)	(0.49)
Total from investment operations	0.66	0.13	(0.11)
Distributions from:
Net investment income	(0.35)	(0.36)	(0.31)
Realized capital gains	—	—	(0.02)
Total distributions	(0.35)	(0.36)	(0.33)
Net asset value at end of period	$11.64	$11.33	$11.56
Total return	5.96%	1.15%	(0.90)%	(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$3,031	$4,596	$2
Ratio to average net assets:
Net expenses	0.60%	0.60%	0.60%	(D)
Gross expenses	1.05%	1.16%	298.27%	(D)
Net investment income	3.10%	3.16%	4.00%	(D)
Portfolio turnover rate	53%	47%	34%

Touchstone Ohio Tax-Free Bond Fund — Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,		Period Ended June 30, 2017(A)
	2019	2018
Net asset value at beginning of period	$11.33	$11.56	$12.00	(B)
Income (loss) from investment operations:
Net investment income	0.36	0.30	0.39
Net realized and unrealized losses on investments	0.31	(0.16)	(0.50)
Total from investment operations	0.67	0.14	(0.11)
Distributions from:
Net investment income	(0.36)	(0.37)	(0.31)
Realized capital gains	—	—	(0.02)
Total distributions	(0.36)	(0.37)	(0.33)
Net asset value at end of period	$11.64	$11.33	$11.56
Total return	6.05%	1.18%	(0.90)%	(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$7,913	$560	$2
Ratio to average net assets:
Net expenses	0.55%	0.55%	0.55%	(D)
Gross expenses	0.96%	2.54%	298.26%	(D)
Net investment income	3.15%	3.21%	4.04%	(D)
Portfolio turnover rate	53%	47%	34%

(A)	Represents the period from commencement of operations (August 31, 2016) through December 31, 2017.

(B)	Net asset value at the beginning of period is based on the net asset value of Class A shares on August 31, 2016.

(C)	Not annualized.

(D)	Annualized.

Touchstone Small Company Fund — Class A
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,		Seven Months Ended June 30,		Year Ended November 30,
	2019		2018(A)		2017	2016		2015		2014
Net asset value at beginning of period	$5.53		$5.64		$5.19	$5.58		$7.19		$8.52
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.01)		(0.02)	(0.02)	(B)	(0.03)	(B)	—	(B)(C)
Net realized and unrealized gains (losses) on investments	(0.07)		0.37		0.89	0.57		0.26		0.38
Total from investment operations	(0.08)		0.36		0.87	0.55		0.23		0.38
Distributions from:
Realized capital gains	(0.62)		(0.47)		(0.42)	(0.94)		(1.84)		(1.71)
Net asset value at end of period	$4.83		$5.53		$5.64	$5.19		$5.58		$7.19
Total return(D)	(0.73)%		6.89%	(E)	17.95%	12.52%		5.32%		5.40%
Ratios and supplemental data:
Net assets at end of period (000's)	$589,664		$661,866		$677,055	$685,807		$596,864		$682,481
Ratio to average net assets:
Net expenses	1.12%		1.10%	(F)	1.18%	1.22%		1.25%		1.20%
Gross expenses	1.20%		1.18%	(F)	1.18%	1.22%		1.25%		1.20%
Net investment income (loss)	(0.26)%		(0.26)%	(F)	(0.49)%	(0.38)%		(0.61)%		0.06%
Portfolio turnover rate	94%	(G)(H)	30%	(E)	82%	61%		70%		59%
Touchstone Small Company Fund — Class C
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,		Seven Months Ended June 30,		Year Ended November 30,
	2019		2018(A)		2017	2016		2015		2014
Net asset value at beginning of period	$3.23		$3.50		$3.39	$4.01		$5.72		$7.17
Income (loss) from investment operations:
Net investment loss	(0.05)		(0.02)		(0.10)	(0.03)	(B)	(0.05)	(B)	(0.04)	(B)
Net realized and unrealized gains (losses) on investments	(0.04)		0.22		0.63	0.35		0.18		0.30
Total from investment operations	(0.09)		0.20		0.53	0.32		0.13		0.26
Distributions from:
Realized capital gains	(0.62)		(0.47)		(0.42)	(0.94)		(1.84)		(1.71)
Net asset value at end of period	$2.52		$3.23		$3.50	$3.39		$4.01		$5.72
Total return(D)	(1.65)%		6.51%	(E)	17.36%	11.48%		4.72%		4.55%
Ratios and supplemental data:
Net assets at end of period (000's)	$39,390		$97,136		$104,051	$110,842		$108,192		$115,642
Ratio to average net assets:
Net expenses	1.88%		1.85%	(F)	1.92%	1.95%		1.94%		1.91%
Gross expenses	1.96%		1.93%	(F)	1.92%	1.95%		1.94%		1.91%
Net investment loss	(1.01)%		(1.02)%	(F)	(1.23)%	(1.10)%		(1.30)%		(0.66)%
Portfolio turnover rate	94%	(G)(H)	30%	(E)	82%	61%		70%		59%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	The net investment income (loss) per share was based on average shares outstanding for the period.

(C)	Less than $0.005 per share.

(D)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	Annualized.

(G)
Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.

(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

Touchstone Small Company Fund — Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,		Seven Months Ended June 30,		Year Ended November 30,
	2019		2018(A)		2017(B)	2016		2015		2014
Net asset value at beginning of period	$6.04		$6.10		$5.56	$5.89		$7.48		$8.78
Income (loss) from investment operations:
Net investment income (loss)	(—)	(C)	(—)	(C)	(0.06)	(—)	(C)(D)	(0.01)	(D)	0.03	(D)
Net realized and unrealized gains (losses) on investments	(0.09)		0.41		1.02	0.61		0.28		0.38
Total from investment operations	(0.09)		0.41		0.96	0.61		0.27		0.41
Distributions from:
Net investment income	(—)	(C)	—		—	—		(0.02)		—
Realized capital gains	(0.62)		(0.47)		(0.42)	(0.94)		(1.84)		(1.71)
Total distributions	(0.62)		(0.47)		(0.42)	(0.94)		(1.86)		(1.71)
Net asset value at end of period	$5.33		$6.04		$6.10	$5.56		$5.89		$7.48
Total return	(0.79)%		7.21%	(E)	18.41%	12.95%		5.71%		5.62%
Ratios and supplemental data:
Net assets at end of period (000's)	$326,021		$383,050		$388,404	$257,483		$220,543		$247,639
Ratio to average net assets:
Net expenses	0.87%		0.84%	(F)	0.85%	0.89%		0.87%		0.85%
Gross expenses	0.95%		0.92%	(F)	0.85%	0.89%		0.87%		0.85%
Net investment income (loss)	0.00%	(C)	(0.01)%	(F)	(0.16)%	(0.04)%		(0.24)%		0.46%
Portfolio turnover rate	94%	(G)(H)	30%	(E)	82%	61%		70%		59%

Touchstone Small Company Fund — Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30, 2019		Seven Months Ended June 30, 2018(A)		Period Ended November 30, 2017(I)
Net asset value at beginning of period	$6.04		$6.10		$5.80
Income (loss) from investment operations:
Net investment income (loss)	—	(C)	—	(C)	(—)	(C)
Net realized and unrealized gains (losses) on investments	(0.10)		0.41		0.30
Total from investment operations	(0.10)		0.41		0.30
Distributions from:
Net investment income	(—)	(C)	—		—
Realized capital gains	(0.62)		(0.47)		—
Total distributions	(0.62)		(0.47)		—
Net asset value at end of period	$5.32		$6.04		$6.10
Total return	(0.91)%		7.21%	(E)	5.17%	(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,216		$8		$3
Ratio to average net assets:
Net expenses	0.79%		0.79%	(F)	0.79%	(F)
Gross expenses	2.52%		275.86%	(F)	2,069.15%	(F)
Net investment income (loss)	0.08%		0.05%	(F)	(0.70)%	(F)
Portfolio turnover rate	94%	(G)(H)	30%	(E)	82%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	Effective October 28, 2017, Class I shares of the Sentinel Small Company Fund (the “Predecessor Fund”) were reorganized into Class Y shares of the Fund.

(C)	Less than $0.005 per share or 0.005%.

(D)	The net investment income (loss) per share was based on average shares outstanding for the period.

(E)	Not annualized.

(F)	Annualized.

(G)
Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.

(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

(I)	Represents the period from commencement of operations (October 30, 2017) through November 30, 2017.

Touchstone Small Company Fund — Class R6
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,		Seven Months Ended June 30,		Year Ended November 30,			Period Ended November 30,
	2019		2018(A)		2017	2016		2015(B)
Net asset value at beginning of period	$5.65		$5.73		$5.24	$5.60		$5.44
Income (loss) from investment operations:
Net investment income (loss)	0.01		—	(C)	(0.03)	0.01	(D)	(0.01)	(D)
Net realized and unrealized gains (losses) on investments	(0.08)		0.39		0.94	0.57		0.17
Total from investment operations	(0.07)		0.39		0.91	0.58		0.16
Distributions from:
Net investment income	(0.01)		—		—	—		—
Realized capital gains	(0.62)		(0.47)		(0.42)	(0.94)		—
Total distributions	(0.63)		(0.47)		(0.42)	(0.94)		—
Net asset value at end of period	$4.95		$5.65		$5.73	$5.24		$5.60
Total return	(0.59)%		7.33%	(E)	18.58%	13.07%		2.94%	(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$137,585		$76,246		$67,052	$13,000		$599
Ratio to average net assets:
Net expenses	0.73%		0.73%	(F)	0.75%	0.73%		0.73%	(F)
Gross expenses	0.84%		0.84%	(F)	0.77%	0.99%		2.96%	(F)
Net investment income (loss)	0.14%		0.10%	(F)	(0.07)%	0.16%		(0.18)%	(F)
Portfolio turnover rate	94%	(G)(H)	30%	(E)	82%	61%		70%

(A)	The Fund changed its fiscal year end from November 30 to June 30.

(B)	Represents the period from commencement of operations (December 23, 2014) through November 30, 2015.

(C)	Less than $0.005 per share.

(D)	The net investment income (loss) per share was based on average shares outstanding for the period.

(E)	Not annualized.

(F)	Annualized.

(G)
Portfolio turnover excludes the purchases and sales of securities by the Touchstone Small Cap Growth Fund acquired on September 21, 2018. If these transactions were included, portfolio turnover would have been higher.

(H)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

Touchstone Value Fund — Class A
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2019		2018	2017	2016		2015
Net asset value at beginning of period	$9.92		$10.13	$8.84	$9.78		$9.56
Income (loss) from investment operations:
Net investment income	0.16		0.14	0.19	0.16		0.16
Net realized and unrealized gains (losses) on investments	0.57		0.55	1.30	(0.27)		0.34
Total from investment operations	0.73		0.69	1.49	(0.11)		0.50
Distributions from:
Net investment income	(0.16)		(0.14)	(0.18)	(0.16)		(0.11)
Realized capital gains	(1.08)		(0.76)	(0.02)	(0.67)		(0.17)
Total distributions	(1.24)		(0.90)	(0.20)	(0.83)		(0.28)
Net asset value at end of period	$9.41		$9.92	$10.13	$8.84		$9.78
Total return(A)	8.53%		6.92%	16.92%	(0.89)%		5.26%
Ratios and supplemental data:
Net assets at end of period (000's)	$32,964		$36,968	$43,607	$47,939		$55,539
Ratio to average net assets:
Net expenses	1.08%		1.08%	1.08%	1.08%		1.08%
Gross expenses	1.26%		1.26%	1.24%	1.28%		1.27%
Net investment income	1.67%		1.42%	1.86%	1.71%		1.54%
Portfolio turnover rate	37%	(B)	24%	29%	19%	(C)	20%

Touchstone Value Fund — Class C
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2019		2018	2017	2016		2015
Net asset value at beginning of period	$9.89		$10.10	$8.81	$9.75		$9.55
Income (loss) from investment operations:
Net investment income	0.09		0.08	0.12	0.09		0.07
Net realized and unrealized gains (losses) on investments	0.56		0.54	1.29	(0.27)		0.35
Total from investment operations	0.65		0.62	1.41	(0.18)		0.42
Distributions from:
Net investment income	(0.08)		(0.07)	(0.10)	(0.09)		(0.05)
Realized capital gains	(1.08)		(0.76)	(0.02)	(0.67)		(0.17)
Total distributions	(1.16)		(0.83)	(0.12)	(0.76)		(0.22)
Net asset value at end of period	$9.38		$9.89	$10.10	$8.81		$9.75
Total return(A)	7.72%		6.12%	16.06%	(1.65)%		4.41%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,175		$3,654	$4,503	$5,624		$6,932
Ratio to average net assets:
Net expenses	1.83%		1.83%	1.83%	1.83%		1.83%
Gross expenses	2.35%		2.21%	2.12%	2.16%		2.14%
Net investment income	0.92%		0.68%	1.11%	0.96%		0.79%
Portfolio turnover rate	37%	(B)	24%	29%	19%	(C)	20%

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.

(B)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

(C)	Portfolio turnover excludes securities received from processing a subscription-in-kind.

Touchstone Value Fund — Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2019		2018	2017	2016		2015
Net asset value at beginning of period	$9.96		$10.17	$8.87	$9.81		$9.59
Income (loss) from investment operations:
Net investment income	0.19		0.17	0.20	0.18		0.18
Net realized and unrealized gains (losses) on investments	0.57		0.55	1.32	(0.27)		0.35
Total from investment operations	0.76		0.72	1.52	(0.09)		0.53
Distributions from:
Net investment income	(0.19)		(0.17)	(0.20)	(0.18)		(0.14)
Realized capital gains	(1.08)		(0.76)	(0.02)	(0.67)		(0.17)
Total distributions	(1.27)		(0.93)	(0.22)	(0.85)		(0.31)
Net asset value at end of period	$9.45		$9.96	$10.17	$8.87		$9.81
Total return	8.82%		7.19%	17.28%	(0.64)%		5.52%
Ratios and supplemental data:
Net assets at end of period (000's)	$92,928		$81,988	$83,974	$76,852		$104,668
Ratio to average net assets:
Net expenses	0.79%		0.81%	0.83%	0.83%		0.82%
Gross expenses	0.94%		0.95%	0.97%	0.99%		0.97%
Net investment income	1.96%		1.70%	2.11%	1.96%		1.80%
Portfolio turnover rate	37%	(A)	24%	29%	19%	(B)	20%

Touchstone Value Fund — Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2019		2018	2017	2016		2015
Net asset value at beginning of period	$9.93		$10.14	$8.85	$9.79		$9.57
Income (loss) from investment operations:
Net investment income	0.20		0.19	0.22	0.19		0.18
Net realized and unrealized gains (losses) on investments	0.57		0.55	1.31	(0.27)		0.36
Total from investment operations	0.77		0.74	1.53	(0.08)		0.54
Distributions from:
Net investment income	(0.20)		(0.19)	(0.22)	(0.19)		(0.15)
Realized capital gains	(1.08)		(0.76)	(0.02)	(0.67)		(0.17)
Total distributions	(1.28)		(0.95)	(0.24)	(0.86)		(0.32)
Net asset value at end of period	$9.42		$9.93	$10.14	$8.85		$9.79
Total return	8.96%		7.34%	17.38%	(0.49)%		5.68%
Ratios and supplemental data:
Net assets at end of period (000's)	$208,686		$262,467	$249,035	$219,824		$248,381
Ratio to average net assets:
Net expenses	0.68%		0.68%	0.68%	0.68%		0.68%
Gross expenses	0.89%		0.87%	0.86%	0.87%		0.86%
Net investment income	2.07%		1.82%	2.26%	2.11%		1.94%
Portfolio turnover rate	37%	(A)	24%	29%	19%	(B)	20%

(A)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

(B)	Portfolio turnover excludes securities received from processing a subscription-in-kind.

TOUCHSTONE INVESTMENTS*

DISTRIBUTOR
Touchstone Securities, Inc.*

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
1.800.638.8194
TouchstoneInvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

SHAREHOLDER SERVICES
1.800.543.0407

*A Member of Western & Southern Financial Group

The following are federal trademark registrations and applications owned by IFS Financial Services, Inc. (a holding company), a member of Western & Southern Financial Group: Touchstone, Touchstone Funds, Touchstone Investments, Touchstone Family of Funds and Touchstone Select.

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

Go paperless, sign up today at:
TouchstoneInvestments.com/Resources/Edelivery

For investors who want more information about the Funds, the following documents are available free upon request:

Appendix A: Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts is a separate document that provides additional information about the availability of certain sales charge waivers and discounts and is incorporated into this prospectus, which means it is legally a part of this prospectus.

Statement of Additional Information (“SAI”): The SAI provides more detailed information about the Funds and is incorporated herein by reference, which means it is legally a part of this prospectus.

Annual/Semiannual Reports (“Financial Reports”): The Funds’ Financial Reports provide additional information about the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

You can get free copies of Appendix A, the SAI, the Financial Reports, other information and answers to your questions about the Funds by contacting your financial advisor or by contacting Touchstone Investments at 1.800.543.0407. Appendix A, the SAI and Financial Reports are also available without charge on the Touchstone Investments website at: TouchstoneInvestments.com/Resources.

Reports and other information about the Funds are available on the EDGAR database of the SEC’s internet site at http://www.sec.gov. You may obtain these reports and other information, after paying a duplicating fee by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act File No. 811-03651

TSF-54BB-TST-1910

Appendix A

Intermediary-Specific Sales Charge Waivers and Discounts

As noted in the Funds' prospectus, the availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from a Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify a Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. The sales charge waivers and discounts described in this Appendix A are available only if you purchase shares through the designated intermediary. The information disclosed in this Appendix A is part of, and incorporated in, the Funds' prospectus.

* * * * * *

Shareholders Purchasing Fund Shares Through Merrill Lynch

The following information is provided by Merrill, Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"): Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares Available at Merrill Lynch

•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares purchased through the Merrill Edge Self-Directed platform

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•	Trustees of the Fund, and employees of Touchstone Advisors or any of its affiliates, as described in this Prospectus

•
Shares purchased from the proceeds of redemptions within the Touchstone family of mutual funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as rights of reinstatement)

CDSC Waivers on Class A Shares and Class C Shares Available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in this Prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initialed by Merrill Lynch

•	Shares acquired through a right of reinstatement

•
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A shares and Class C shares only)

Front-end Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation, and Letters of Intent

•	Breakpoints as described in this Prospectus

•
Rights of Accumulation (ROA), which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch.

Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

* * * * * *

Shareholders Purchasing Fund Shares Through Morgan Stanley

The following information is provided by Morgan Stanley Smith Barney LLC ("Morgan Stanley"): Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Funds' prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

* * * * * *

Shareholders Purchasing Fund Shares Through Ameriprise Financial

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

•
Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

•
Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

* * * * * *

Raymond James & Associates, Inc., Raymond James Financial Services , Inc. and each entity's affiliates
(“Raymond James”)

Shareholders Purchasing Fund Shares Through Raymond James

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Raymond James

•	Shares purchased in an investment advisory program.

•
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or Rights of Accumulation, and/or Letters of Intent

•	Breakpoints as described in this prospectus.

•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.